================================================================================

          MEMBER OF
          ==============================
          100%  NO-LOAD(TM)
                MUTUAL FUND
                COUNCIL
          ==============================

                                   [GRAPHIC]

                               THE GATEWAY TRUST
                                  P.O.Box 5211
                           CINCINNATI, OH 45201-5211
                                 (800) 354-6339


================================================================================

                                   [GRAPHIC]

                                    GATEWAY
                                INDEX PLUS FUND
                             ======================


                                 ANNUAL REPORT
                                      1996


================================================================================

================================================================================
GATEWAY INDEX PLUS FUND
================================================================================
Highlights at December 31, 1996
--------------------------------------------------------------------------------

                                             Average Annual Total Return
                                 ----------------------------------------------------
                         Past     One     Three     Five      Ten    Since Inception  Dividends     Price
                       Quarter    Year    Years    Years     Years     on 12/7/77     Year to Date  Per Share
                       -------    ----    -----    -----     -----     ----------     ------------  ---------
Gateway Index Plus       3.30%   10.53%    9.02%      7.91%    9.88%      10.37%         $0.20      $18.48


S&P 500                  8.34    22.96    19.67      15.22    15.26

Lehman Gov't/
  Corp. Bond             3.06     2.91     5.79       7.18     8.38

U.S. Inflation (CPI)     0.76     3.59     2.93       2.89     3.70
                                               Cumulative Total Return
                                -----------------------------------------------------
                         Past      One    Three     Five        Ten   Since Inception
                       Quarter     Year   Years     Years      Years     on 12/7/77
                       -------     ----   -----     -----      -----  ---------------

Gateway Index Plus       3.30%   10.53%   29.56%     46.32%   156.62%     552.30%


S&P 500                  8.34    22.96    71.40     103.05    313.76

Lehman Gov't/
  Corp. Bond             3.06     2.91    18.39      41.44    123.71

U. S. Inflation (CPI)    0.76     3.59     9.06      15.30     43.86


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

===============================================================================
GATEWAY INDEX PLUS FUND
Letter from the Chairman
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report that 1996 was another year of progress for the financial markets. Stocks, particularly the large capitalization blue chips owned by the Index Plus Fund, advanced dramatically on a surfeit of good business news -- corporate profits advanced, employment increased, the nation's fiscal deficit declined, and inflation was subdued.

As stock prices advanced in response to these good events, risks increased accordingly. The Fund's managers endeavored to control those risks so that the risk-averse investor could continue to participate. And that participation, as in the past, was superior to other low- risk investments. While there was no major test of the Fund's risk-reducing techniques during 1996, we were secure in the knowledge that the Fund's assets were defended by hedging transactions throughout the year, as described in the accompanying co-portfolio managers' report.

As the Fund's portfolio has grown, its expense ratio has declined. In 1996, the expense ratio for the Fund declined from 1.19% to 1.14%. This benefits all shareholders. Our managers continue to focus on all elements of return, including the reduction of the cost of operations.

In addition to its investment return and reduced expenses, the Fund earned broader financial market recognition. Our family of funds is now listed under the bold heading "GATEWAY" in the mutual fund section of The Wall Street Journal and many other fine newspapers. Major mutual fund research firms such as Morningstar and Value Line regularly report on the Fund's risk/reward characteristics. These outside sources make it easier for all investors to keep abreast of our truly unique approach to management.

As we approach 1997, all of the favorable economic factors that prevailed in 1996 are still in place. Equities may again prevail as investors' asset of choice. We will work hard to deliver the benefits of equity ownership within a reduced-risk environment.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

===============================================================================
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
-------------------------------------------------------------------------------

The goal for the Gateway Index Plus Fund has remained the same since its founding in 1977 -- to produce a risk/reward profile which is unlike any other mutual fund in the country. Essentially, we strive to earn the highest return possible within very limited risk parameters. In reviewing our relatively long track record, we feel this objective has been accomplished.

Due to the Fund's uniqueness, it has been difficult for ranking services (Morningstar, Lipper, etc.) to properly categorize the Index Plus Fund. For example, although the Fund is fully invested in stocks, its risk profile is much more similar to intermediate-term bonds. In fact, many institutional consultants consider the Fund as a bond alternative rather than a typical stock investment. This may cause some confusion for investors when they compare the Fund to other "Growth and Income" funds. Our opinion is that the Fund is not comparable to any other investment, which is precisely why it is such an excellent addition to a portfolio.

Our objectives were met once again in 1996. For the twelve months ended December 31, 1996, the Index Plus Fund produced a total return of 10.53%. This may not appear terrific in comparison to the 22.96% return of the S&P 500. But remember, the Fund's risk level is more in line with the bond market -- and the Lehman Government/Corporate Bond Index actually produced a return of only 2.91% in 1996! It has been easy to ignore risk over the past two incredibly strong years in the stock market. However, history certainly tells us that strong markets do not last forever.

How does the Index Plus Fund produce such a unique risk/reward profile? Similar to an owner/landlord of an apartment building, the Fund's main objective is to maximize cash flow by renting/leasing our asset base. Unlike the landlord whose asset is real estate, the Fund's asset is a diversified portfolio of stocks. In effect, we allow others to derive any potential benefits from our portfolio of stocks in exchange for "rent" they pay to the Fund. Therefore, the success of the Gateway Index Plus Fund is more dependent upon the amount of "rent" we can charge, instead of the rise or fall from the stocks held in the portfolio.

Is this a good deal? Over the past twenty years, this "rent" from the portfolio has ranged from 9% to 30% annually, averaging approximately 16% per year. Since we trade UNKNOWN stock market appreciation for KNOWN cash flow, the Fund has significantly reduced its risk. With these levels of "rent," it is easy to see why being the owner/landlord of stocks owned over a complete market cycle is an attractive alternative.

===============================================================================
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
-------------------------------------------------------------------------------

However, like the owner/landlord of real estate, we are somewhat exposed to a decline in our underlying asset base. Although we generate cash flow, or "rent," into the Fund, this may not be sufficient to replace the potential loss of principal in a rapidly falling market. To minimize this risk, the Fund occasionally buys index put options on our portfolio of stocks. Put options act like the insurance you purchase to protect your home. After a deductible is met, we want to make sure our asset does not suffer a dramatic decline in value. If our portfolio does not decline, the put options become a "cost" to the Fund just like the premium paid on the insurance policy.

The table below analyzes the different components of the Fund's total return for each quarter of 1996. In addition, the following page presents this information annually dating back to 1988.

--------------------------------------------------------------------------------------------
                                  GATEWAY INDEX PLUS FUND
                                           1996
--------------------------------------------------------------------------------------------
                                           1ST QTR.     2ND QTR.     3RD QTR.     4TH QTR.
--------------------------------------------------------------------------------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks                     6.23%       4.05%         2.12%       8.83%
    Dividends Earned                          0.54        0.51          0.58        0.54
INTEREST EARNED                               0.02        0.06          0.04        0.05
CONTRIBUTIONS OF OPTIONS
    Effect of Options:   Calls               (4.16)      (0.48)        (0.38)      (4.89)
    Effect of Options:   Puts                (0.58)      (0.78)         0.06       (0.91)
EFFECT OF FEES
    Fund Expenses                            (0.29)      (0.29)        (0.28)      (0.28)
    Brokerage Commissions                    (0.04)      (0.04)        (0.04)      (0.04)
--------------------------------------------------------------------------------------------
        TOTAL RETURN                          1.72%       3.03%         2.10%       3.30%
--------------------------------------------------------------------------------------------

===============================================================================
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
-------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------------
                                          GATEWAY INDEX PLUS FUND
   -----------------------------------------------------------------------------------------------
                                1988     1989     1990     1991   1992    1993     1994     1995
   -----------------------------------------------------------------------------------------------
   CONTRIBUTION OF STOCKS
       Performance of Stocks   10.75%    24.81%  (5.74%) 24.18%   2.87%   8.27%   (0.19%)   33.02%
       Dividends Earned         4.02      4.01    3.63    3.25    2.90    2.51     2.80      2.53
   INTEREST EARNED              0.21      0.12    0.29    0.33    0.19    0.07     0.03      0.17
   CONTRIBUTIONS OF OPTIONS
       Effect of Options:       7.06     (7.68)   8.85   (7.66)   4.24    1.48     4.19    (21.48)
         Calls
       Effect of Options:       0.00      0.00    4.94   (0.72)  (3.58)  (3.68)    0.00     (1.91)
         Puts
   EFFECT OF FEES
       Fund Expenses           (2.07)    (1.50)  (1.33)  (1.22)  (1.11)  (1.11)   (1.21)    (1.19)
       Brokerage Commissions   (0.21)    (0.31)  (0.32)  (0.36)  (0.36)  (0.14)   (0.05)    (0.10)
   -----------------------------------------------------------------------------------------------
         TOTAL RETURN          19.76%    19.45%  10.32%  17.80%   5.15%   7.40%    5.57%    11.04%
   -----------------------------------------------------------------------------------------------

STOCKS: 1996 was another outstanding year to be a stock investor. The Index Plus Fund's blue chip portfolio of one hundred stocks fully participated in this bullish environment.

DIVIDENDS: The trend of declining dividend yields continued in 1996. This is not a result of companies reducing their dividend payments, but rather from the tremendous rise in underlying stock prices which lowered their yields.

INTEREST EARNED: Since the objective of the Index Plus Fund is to stay fully invested, the Fund earns a small amount of interest on idle cash balances.

EFFECT OF CALL OPTIONS: Think of this component as the "rent" we charge. Why negative? Any time the stock market advances by more than the "rent", this item will be a loss. Remember, we still own the underlying portfolio of stocks. In order to determine the amount of "rent" we charged during a period of positive stock performance, you need to add "Performance of Stocks" to "Effect of
Options: Calls." For example, during the fourth quarter of 1996 as shown in the table on page 4, the "rent" the Fund collected was 3.94% (8.83% added to -4.89%). This quarterly cash flow would equal 15.76% annually, which is historically typical "rent." You will notice in prior years where stock performance was disappointing, the "Effect of Options: Calls" was a positive number.

===============================================================================
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
-------------------------------------------------------------------------------

EFFECT OF PUT OPTIONS: As discussed earlier, this is the Fund's "insurance policy" in the event of a rapidly declining market. Since 1996 was a favorable one for stocks, we never filed a claim for any damage done to our portfolio. Thus, put options were a "cost" to the Fund.

FUND EXPENSES: Like all mutual funds, the Index Plus Fund incurs expenses to conduct its business. These expenses range from investment management fees to custodial charges to independent accounting fees. Fund expenses in 1996 totaled 1.14%, which is a slight decline from 1995.

BROKERAGE COMMISSIONS: The Fund has an extremely low level of turnover because we "index" the portfolio of stocks. Since we buy and hold these positions, commission costs are held to a minimum.

Although it is difficult to accurately predict the direction of the financial markets, it is difficult to imagine the next few years will be as rewarding for stock investors as the 1995-1996 period has been. In fact, this two-year period is only the eighth time since 1900 that the Dow Jones Industrial Average has produced back-to-back years of greater-than-20% returns! The previous seven periods have produced a loss in the third year in six out of seven cases. Regardless of the market's future path, we are confident that being a "landlord" of stocks will remain a prudent way to produce the favorable risk/reward profile we seek for our shareholders.

On behalf of the entire staff at Gateway, we thank you for your support and commitment. We look forward to many rewarding years ahead!

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
Co-Portfolio Manager

/s/ Peter W. Thayer

Peter W. Thayer, CFA
Co-Portfolio Manager

==============================================================================
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1996
------------------------------------------------------------------------------

   Shares                                    Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------
                     UTILITIES  8.51%
   14,900            American Electric Power Co.                                            $    613,694
   43,200            Ameritech                                                                 2,621,700
  126,700            AT&T                                                                      5,503,531
   34,400            Bell Atlantic Corp.                                                       2,227,400
   17,900            Entergy Corp.                                                               495,606
   54,000            MCI Communications Corp.                                                  1,765,125
   34,500            Nynex Corporation                                                         1,660,313
   52,900            Southern Co.                                                              1,200,169
   16,900            UNICOM Corp.                                                                458,413
                                                                                            ------------
                                                                                              16,545,951
                                                                                            ------------
                     ENERGY  11.59%
   39,100            Amoco Corp.                                                               3,147,550
   12,600            Atlantic Richfield Co.                                                    1,671,863
   11,600            Baker Hughes Incorporated                                                   400,925
    8,300            Coastal Corp.                                                               405,663
   97,600            Exxon Corp.                                                               9,564,800
    9,300            Halliburton Co.                                                             560,906
   31,000            Mobil Corp.                                                               3,791,688
   25,400            Occidental Petroleum Corp.                                                  592,138
   19,400            Schlumberger Ltd.                                                         1,936,363
   12,300            Williams Companies                                                          462,788
                                                                                            ------------
                                                                                              22,534,684
                                                                                            ------------
                     FINANCE  9.10%
   37,300            American Express                                                          2,112,113
   16,100            American General Corporation                                                658,088
   36,900            American International Group, Inc.                                        3,999,038
   28,300            BankAmerica Corp.                                                         2,824,694
    6,000            CIGNA Corp.                                                                 819,750
   37,800            Citicorp                                                                  3,893,400
   24,900            First Chicago NBD Corp.                                                   1,338,375
   11,100            Great Western Financial Corp.                                               321,900
    9,300            ITT Hartford Group Inc.                                                     628,913
   13,300            Merrill Lynch & Co.                                                       1,083,950
                                                                                            ------------
                                                                                              17,680,221
                                                                                            ------------


                 See accompanying notes to financial statements
7

================================================================================
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

   Shares                                    Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------

                     INDUSTRIAL CYCLICAL  14.59%
    9,048            Allegheny Teledyne                                                     $     208,093
   13,700            Aluminum Company of America                                                  873,375
    9,500            Bethlehem Steel Corporation *                                                 84,906
    7,100            Black & Decker Manufacturing Corp.                                           214,331
   28,127            Boeing Company                                                             2,993,725
    3,900            Boise Cascade Corp.                                                          123,825
    8,100            Brunswick Corp.                                                              194,906
    7,500            Champion International Corporation                                           324,844
   19,300            Dow Chemical Company                                                       1,512,638
   44,100            DuPont E.I. de Nemours                                                     4,156,425
   26,500            Eastman Kodak Company                                                      2,124,969
    6,600            Fluor Corp.                                                                  414,563
    5,100            General Dynamics Corp.                                                       359,869
   80,400            Hewlett-Packard Company                                                    4,045,125
   11,900            Homestake Mining Corp.                                                       169,575
    8,700            International Flavors & Fragrances, Inc.                                     391,500
   23,800            International Paper Company                                                  962,413
   32,900            Minnesota Mining and Manufacturing                                         2,726,588
   46,100            Monsanto Company                                                           1,795,019
    3,700            Polaroid Corp.                                                               160,950
   17,300            Rockwell International Corp.                                               1,053,138
   14,500            Unisys Corp. *                                                                98,781
   19,200            United Technologies Corp.                                                  1,267,200
   15,800            Weyerhauser Co.                                                              749,513
   25,500            Xerox Corp.                                                                1,341,938
                                                                                             ------------
                                                                                               28,348,209
                                                                                             ------------
                     CONSUMER DURABLES  4.21%
   57,300            Chrysler Corporation                                                       1,890,900
   93,000            Ford Motor Company                                                         2,970,188
   59,400            General Motors Corp.                                                       3,315,263
                                                                                             ------------
                                                                                                8,176,351
                                                                                             ------------


                See accompanying notes to financial statements
                                                                               8

===============================================================================
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1996

-----------------------------------------------------------------------------------------------------------
   Shares                                    Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                     CONSUMER STAPLES  8.86%
   10,500            Avon Products, Inc.                                                    $     599,813
  195,900            Coca-Cola Co.                                                             10,309,238
   11,500            Colgate Palmolive Company                                                  1,061,594
   29,100            Heinz (H. J.) Company                                                      1,042,144
  123,100            PepsiCo, Inc.                                                              3,600,675
    8,400            Ralston Purina Company                                                       616,350
                                                                                            -------------
                                                                                               17,229,814
                                                                                            -------------
                     SERVICES  4.70%
   12,100            Burlington Northern, Inc.                                                  1,045,894
    6,200            Delta Air Lines, Inc.                                                        439,425
    9,200            Federal Express *                                                            409,400
    8,400            Harrah's Entertainment, Inc. *                                               166,425
   55,000            McDonald's Corp.                                                           2,488,750
    9,900            Norfolk Southern Corp.                                                       865,631
   53,300            Walt Disney Productions                                                    3,714,344
                                                                                            -------------
                                                                                                9,129,869
                                                                                            -------------
                     RETAIL  4.19%
   39,100            K-Mart Corp. *                                                               408,106
   19,600            May Department Stores Company                                                916,300
   30,800            Sears, Roebuck & Company                                                   1,418,725
    4,900            Tandy Corporation                                                            215,906
   21,300            The Limited, Inc.                                                            391,388
   21,800            Toys R Us *                                                                  655,363
  180,300            Wal-Mart Stores, Inc.                                                      4,135,631
                                                                                            -------------
                                                                                                8,141,419
                                                                                            -------------
                     HEALTH  11.30%
   21,700            Baxter International                                                         889,700
   39,400            Bristol-Myers Squibb Company                                               4,284,750
   52,750            Columbia Healthcare Corp.                                                  2,152,859
  104,700            Johnson & Johnson                                                          5,208,825
    6,000            Mallinckrodt, Inc.                                                           265,500
   95,600            Merck & Company                                                            7,576,300
   40,000            Pharmacia & Upjohn                                                         1,585,000
                                                                                            -------------
                                                                                               21,962,934
                                                                                            -------------


                 See accompanying notes to financial statements

================================================================================
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

   Shares                                    Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                     TECHNOLOGY  20.09%
   17,300            AMP, Inc.                                                            $       664,969
    5,500            Ceridian Corporation *                                                       223,438
   50,900            Cisco Systems Inc. *                                                       3,241,694
    4,600            Computer Sciences Corporation *                                              377,200
   12,400            Digital Equipment Corp. *                                                    451,050
  129,800            General Electric Company                                                  12,842,071
    3,200            Harris Corp.                                                                 219,400
    9,900            Honeywell, Inc.                                                              652,163
   64,600            Intel Corporation                                                          8,458,563
   41,500            International Business Machines Corp.                                      6,269,094
   11,000            National Semiconductor Corp. *                                               268,813
   20,300            Northern Telecom Ltd.                                                      1,256,063
   51,450            Oracle Corporation *                                                       2,144,822
   18,600            Raytheon Company                                                             895,125
    2,700            Tekronix, Inc.                                                               138,544
   14,900            Texas Instruments, Inc.                                                      949,875
                                                                                             ------------
                                                                                               39,052,884
                                                                                             ------------
                     Total Common Stocks 97.14%                                              $188,802,336
                     (cost $121,560,809)                                                     ------------

                See accompanying notes to financial statements
                                                                              10

===============================================================================
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1996
-------------------------------------------------------------------------------

 Contracts                                                                                          Value
-----------------------------------------------------------------------------------------------------------
                     Put Options on the Standard & Poor's 100 Stock Index
      427            expiring  January 17, 1997 at 630                                   $         22,684
      500            expiring February 21, 1997 at 645                                            187,500
      950            expiring February 21, 1997 at 650                                            385,940
      745            expiring March  21, 1997 at 660                                              596,000
                                                                                             ------------
                     Total Put Options Outstanding 0.61%                                        1,192,124
                     (cost $1,756,715)                                                       ------------

                     Repurchase Agreement 4.87%
                     5% repurchase agreement dated December 31, 1996 with Star
                     Bank, N.A., due January 2, 1997 (repurchase proceeds
                     $9,462,628) collateralized by $10,085,000
                     6.5% GNMA Pool #8359, maturity January 20, 2024
                     (market value $10,217,366)                                                 9,460,000
                                                                                             ------------

                     Total Investments and Repurchase Agreement 102.62%                       199,454,460
                                                                                             ------------

                     Call Options on the Standard & Poor's 100 Stock Index **
     (504)           expiring  January 17, 1997 at 705                                         (1,108,800)
     (287)           expiring  January 17, 1997 at 720                                           (355,163)
     (287)           expiring  January 17, 1997 at 725                                           (270,856)
     (509)           expiring  January 17, 1997 at 745                                         (1,520,637)
     (298)           expiring  January 17, 1997 at 750                                           (771,075)
     (371)           expiring February 21, 1997 at 720                                           (788,375)
     (366)           expiring February 21, 1997 at 725                                           (681,675)
                                                                                             ------------
                     Total Call Options Outstanding (2.83%)                                    (5,496,581)
                     (premiums received $5,903,814)                                          ------------

                     Other Assets and Liabilities, Net 0.21%                                      404,946
                                                                                             -------------
                     Net Assets 100%                                                         $194,362,825
                                                                                             ============


                     *   Denotes a non-income producing security.
                     ** The aggregate value of investments that covers outstanding call options is $188,802,336.

                 See accompanying notes to financial statements
11

===============================================================================
GATEWAY INDEX PLUS FUND
Statement of Assets and Liabilities - December 31, 1996
-------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $121,560,809)                                         $188,802,336
Put options, at value (original cost $1,756,716)                                                1,192,124
Repurchase agreement                                                                            9,460,000
Dividends receivable                                                                              376,491
Receivable for fund shares sold                                                                   298,466
Cash                                                                                                  494
Other assets                                                                                       48,359
                                                                                             ------------
                                                                                              200,178,270
                                                                                             ------------

LIABILITIES:
Call options outstanding, at value
   (premiums received $5,903,814)                                                               5,496,581
Payable for fund shares redeemed                                                                  135,050
Dividends payable to shareholders                                                                 121,696
Other accrued expenses and liabilities                                                             62,118
                                                                                             ------------
                                                                                                5,815,445
                                                                                             ------------

NET ASSETS                                                                                   $194,362,825
                                                                                             ============

Net assets consist of:
Paid-in capital applicable to 10,519,995 shares outstanding
   (unlimited number of shares authorized, no par value)                                     $153,741,123
Undistributed net investment income                                                                64,293
Accumulated realized loss, net                                                                (26,526,759)
Unrealized appreciation, net                                                                   67,084,168
                                                                                             ------------
                                                                                             $194,362,825
                                                                                             ============

NET ASSET VALUE, OFFERING, AND
    REDEMPTION PRICE PER SHARE                                                               $     18.48
                                                                                             ===========


                See accompanying notes to financial statements
                                                                              12

===============================================================================
GATEWAY INDEX PLUS FUND
Statement of Operations - For the Year Ended December 31, 1996
-------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                               $ 3,836,855
Interest income                                                                                   305,596
                                                                                              -----------
                                                                                                4,142,451
                                                                                              -----------

EXPENSES:
Investment advisory and management fees                                                         1,272,990
Transfer agent and accounting fees                                                                402,835
Professional fees                                                                                  99,892
Reports to shareholders                                                                            98,495
Trustees' fees                                                                                     27,021
Registration fees                                                                                  26,451
Custodian fees                                                                                     25,170
Other expenses                                                                                     84,611
                                                                                              -----------
                                                                                                2,037,465
                                                                                              -----------

NET INVESTMENT INCOME                                                                           2,104,986
                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                                                  20,545,477
   Call options expired and closed                                                            (18,899,139)
   Put options expired and closed                                                              (3,641,315)
                                                                                              -----------
                                                                                               (1,994,977)
                                                                                              -----------
Change in unrealized appreciation (depreciation) on investments:
    Securities                                                                                 16,918,901
    Call options                                                                                1,040,286
    Put options                                                                                  (137,801)
                                                                                              -----------
                                                                                               17,821,386
                                                                                              -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                15,826,409
                                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $17,931,395
                                                                                              ===========


                 See accompanying notes to financial statements
13

===============================================================================
GATEWAY INDEX PLUS FUND
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                             Year Ended December 31,
                                                                              1996               1995
                                                                         -------------       -------------
FROM OPERATIONS:
Net investment income                                                   $    2,104,986    $    2,626,376
Net realized loss on investments                                            (1,994,977)      (23,126,218)
Change in unrealized appreciation (depreciation) of investments             17,821,386        38,629,096
                                                                          ------------      ------------
Net increase in net assets resulting from operations                        17,931,395        18,129,254
                                                                          ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (2,040,693)       (2,626,376)
In excess of realized gains on investments                                          --          (249,721)
                                                                          ------------      ------------
Decrease in net assets from dividends and distributions                     (2,040,693)       (2,876,097)
                                                                          ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                   71,436,839        38,274,968
Net asset value of shares issued in reinvestment of
   dividends and distributions                                               1,698,283         2,637,064
Payments for shares redeemed                                               (70,882,651)      (44,596,352)
                                                                          ------------      ------------
Net increase (decrease) in net assets from fund shares transactions          2,252,471        (3,684,320)
                                                                          ------------      ------------

NET INCREASE IN NET ASSETS                                                  18,143,173        11,568,837

NET ASSETS:
Beginning of period                                                        176,219,652       164,650,815
                                                                          ------------      ------------
End of period, including undistributed net investment income
   of $64,293 and $0, respectively                                        $194,362,825      $176,219,652
                                                                          ============      ============
FUND SHARE TRANSACTIONS:
Shares sold                                                                  4,045,402         2,357,484
Shares issued in reinvestment of dividends and distributions                    95,552           160,498
Less shares redeemed                                                        (4,043,930)       (2,733,507)
                                                                          ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                   97,024          (215,525)
                                                                          ============      ============



                See accompanying notes to financial statements
                                                                              14

===============================================================================
GATEWAY INDEX PLUS FUND
Financial Highlights - Per share data for a share outstanding throughout each year
-------------------------------------------------------------------------------

                                                                  Year Ended December 31,
                                                    1996        1995(1)      1994        1993        1992
                                                    ----        -------      ----        ----        ----
Net asset value, beginning of period                $16.91     $15.48       $15.85       $15.51      $15.24
                                                    ------     ------       ------       ------      ------

Net investment income                                 0.21       0.24         0.26         0.26        0.27
Net gains on securities                               1.56       1.46         0.61         0.88        0.51
                                                    ------     ------       ------       ------      ------
  Total from investment operations                    1.77       1.70         0.87         1.14        0.78
                                                    ------     ------       ------       ------      ------
Dividends from net investment income                 (0.20)     (0.24)       (0.27)       (0.26)      (0.28)
Distributions from capital gains                       --         --         (0.86)       (0.47)      (0.23)
Distributions in excess of realized capital gains      --       (0.03)       (0.11)       (0.07)        --
                                                    ------     ------       ------       ------      ------

   Total distributions                               (0.20)     (0.27)       (1.24)       (0.80)      (0.51)
                                                    ------     ------       ------       ------      ------
Net asset value, end of period                      $18.48     $16.91       $15.48       $15.85      $15.51
                                                    ======     ======       ======       ======      ======

Total Return                                         10.53%     11.04%        5.57%        7.40%       5.15%

Net assets, end of period (millions)               $194.36    $176.22      $164.65      $207.18     $212.95

Ratio of expenses to average net assets               1.14%      1.19%        1.21%        1.11%       1.11%

Ratio of net investment income to average
   net assets                                         1.18%      1.51%        1.54%        1.58%       1.96%

Portfolio turnover rate                                 17%         5%           4%          17%         15%

Average commission per share                       $0.0335        -- (2)       -- (2)       -- (2)      -- (2)


(1) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(2) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

                 See accompanying notes to financial statements
15

===============================================================================
NOTES TO FINANCIAL STATEMENTS
December 31, 1996
-------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Index Plus Fund (the Fund) are included in this report. The investment objective of the Gateway Index Plus Fund is to achieve a high total return at a reduced level of risk. The Fund attempts to achieve its investment objective primarily by investing in the 100 stocks in the S&P 100 Stock Index and by selling call options on that Index. The financial statements of Gateway Mid Cap Index Fund, Gateway Small Cap Index Fund, and Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION - The Fund normally values common stocks and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are recorded on the ex-dividend date and are declared and paid quarterly. Net realized capital gains, if any, are distributed to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Fund to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income. The Fund has a net capital loss carryforward of $26,642,117, none of which expires prior to December 31, 2003.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES
Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA terminated, and a new contract was entered into

===============================================================================
NOTES TO FINANCIAL STATEMENTS
December 31, 1996
-------------------------------------------------------------------------------

with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. The Fund pays the Adviser a monthly management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At December 31, 1996, the Adviser held in a fiduciary capacity 7% of the outstanding shares of the Fund.

3.  SECURITIES TRANSACTIONS
For the year ended December 31, 1996, purchases of investment securities (excluding short-term investments) totaled $30,938,233 and proceeds from sales totaled $56,879,062.

The Fund may write (sell) call options on stock indexes for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 1996, transactions in written options were as follows:

                                      Number of Contracts       Premiums
                                      -------------------       --------

   Outstanding at December 31, 1995         3,044            $  5,616,247
   Options written                         21,839              38,630,264
   Options exercised                      (21,291)            (37,694,182)
   Options expired                           (970)               (648,515)
                                          -------            ------------
   Outstanding at December 31, 1996         2,622            $  5,903,814
                                          =======            ============

4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
Gross unrealized appreciation of common stock totaled $69,292,113 and depreciation totaled $2,050,586 at December 31, 1996, based on the cost of investments.

===============================================================================
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Index Plus Fund of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities of the Gateway Index Plus Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolio of investments, as of December 31, 1996, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Index Plus Fund of The Gateway Trust as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for periods indicated thereon, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                       Arthur Andersen LLP
January 17, 1997

                                RISK/REWARD CHART
                                -----------------

                                    TEN YEARS
                              12/31/86 TO 12/31/96





                                                  Risk                                  Average Annual
                                       (monthly standard deviation                          Total
                                              of return)                                    Return
                                       ---------------------------                      --------------
       U.S. Treasury bills (30 day)              0.50                                       5.44%
       Gateway Index Plus Fund                   7.63                                       9.88%
       S&P 500 Stock Index                      14.35                                      15.26%





           The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day U. S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Index Plus Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Index Plus Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The succeeding years may be quite different in terms of reward for all three investments shown on the chart. The risk, however, tends to be constant over time.

                                 [GATEWAY LOGO]

                                     GATEWAY
                               MID CAP INDEX FUND
                                       AND
                              SMALL CAP INDEX FUND


                               ANNUAL REPORT 1996

================================================================================
GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS
Highlights at December 31, 1996
--------------------------------------------------------------------------------

                                                            AVERAGE ANNUAL TOTAL RETURN
                                       ----------------------------------------------------------------------

                                Past       One        Three      Five        Ten         Since          Inception        Price
                              Quarter      Year       Years      Years      Years      Inception          Date         Per Share
                              -------      ----       -----      -----      -----      ---------          ----         ---------

   GATEWAY MID CAP INDEX        4.45%      15.33%    11.21%        N/A        N/A         9.25%          9/30/92         $12.78

   GATEWAY SMALL CAP INDEX      5.58       17.04     10.25         N/A        N/A        10.55           6/16/93         $12.06

   S&P MidCap 400 Index         6.06       19.20     14.59        13.93     15.94

   Wilshire Small Cap Index     7.01       19.97     13.75          n/a       n/a

   S&P 500 Stock Index          8.34       22.96     19.67        15.22     15.26

   Lehman Gov't/Corp. Bond      3.06        2.91      5.79         7.18      8.38

   U. S. Inflation (CPI)        0.76        3.59      2.93         2.89      3.70


                                                              CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------

                               Past          One     Three        Five       Ten         Since
                              Quarter       Year     Years        Years      Years      Inception
                              -------       ----     -----        -----      -----      ---------
   GATEWAY MID CAP INDEX        4.45%      15.33%    37.53%        N/A        N/A        45.66%

   GATEWAY SMALL CAP INDEX      5.58       17.04     34.03         N/A        N/A        42.74

   S&P MidCap 400 Index         6.06       19.20     50.49        91.96    338.69

   Wilshire Small Cap Index     7.01       19.97     47.17         n/a       n/a

   S&P 500 Stock Index          8.34       22.96     71.40       103.05    313.76

   Lehman Gov't/Corp. Bond      3.06        2.91     18.39        41.44    123.71

   U. S. Inflation (CPI)        0.76        3.59      9.06        15.30     43.86


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

================================================================================
GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS

Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report that 1996 was another year of progress for the financial markets. Stocks advanced dramatically on a surfeit of good business news -- corporate profits advanced, employment increased, the nation's fiscal deficit declined, and inflation was subdued.

The middle capitalization and small capitalization indexes went up, although not quite as enthusiastically as their "large capitalization" brethren. Gateway's Mid Cap Index Fund and Small Cap Index Fund both advanced. Risks were reduced as gains were delivered in the form of increased net asset values and capital gain distributions.

In the accompanying report, the co-portfolio managers describe the effects of hedging transactions on the portfolios during 1996. Each of the funds enjoyed some measure of risk reduction as a result of their application of hedging technology. As the stock market indexes pass successive new all-time highs, our shareholders should derive some comfort from the portfolios' reduced risk exposures.

As we approach 1997, all of the favorable economic factors that pre-vailed in 1996 are still in place. Equities may again prevail as investors' asset of choice. We will work hard to deliver the benefits of equity ownership within a reduced-risk environment.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

We are pleased to report on the Gateway Mid Cap Index Fund and the Small Cap Index Fund for the calendar year ended December 31, 1996. For the trailing twelve months, the Mid Cap Index Fund produced a total return of 15.33%, which includes an income dividend of $0.06 and a capital gains distribution of $0.55. Over this same time period, the Small Cap Index Fund produced a total return of 17.04%, which includes an income dividend of $0.501 and a capital gains distribution of $0.372.

At first glance, the overall stock market appeared to have another outstanding year with the S&P 500 Stock Index gaining 22.96%. The Dow Jones Industrial Average led all the major averages in 1996 with a total return of 28.69%. But the Dow's outstanding performance was NOT representative of the entire stock market. The average stock gained far less than these major indexes whose performances were predominantly driven by relatively few large capitalization stocks. For example, the ten largest stocks in the NASDAQ composite advanced on average an astounding 75%, while the remaining 5,000+ stocks averaged only 13%. In comparison, the Russell 2000, an index recognized as a benchmark for smaller capitalization stocks, delivered a total return of 16.49% over the same time period. Clearly, larger blue chip stocks outperformed the rest of the market in 1996.

The Gateway Mid Cap Index Fund invests in the 400 stocks represented in the S&P MidCap 400 Index. Although Standard & Poor's is more known for its larger capitalization indexes, their MidCap Index is the most widely followed for this segment of the stock market. Incidentally, the MidCap 400 Index is not a subset of the S&P 500 Index. Rather, this portfolio is comprised of middle-sized companies with a median market capitalization of $2.3 billion. This particular portfolio of stocks is well diversified across 23 industry groups. Looking back on 1996, the first and fourth quarters were certainly strong performance periods for the Fund.

================================================================================
GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS

Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. Wilshire and Associates is a respected investment research firm, well known for its work on small capitalization indexes. Like the Mid Cap Index Fund, this portfolio of stocks is also broadly diversified over 22 industry sectors with a median market capitalization of $818 million. With the exception of the third quarter, the Fund's portfolio of stocks produced strong results throughout 1996.

Listed in their respective tables, we analyze the different components of return. Please note the line, "Effect of Options: Puts," on page 4. As discussed in prior reports, we purchase index put options for the funds as a means of protecting the value of the portfolio should a significant decline occur in the market over a short period of time. Essentially, we purchase options in the same manner as you buy insurance on your house. Even though the put options in both funds made a slight profit in the third quarter (due to the July correction), the options, or "insurance," were a cost to the portfolio over the year.

In forming expectations on the overall stock market for 1997, it is easy to draw strong similarities between year-end 1996 and year-end 1995. In each case, the market produced one of its best years for investors, corporate earnings continued to grow, and inflation remained subdued. Since 1996 turned out to be a generally good market environment, should we expect another terrific year in 1997? We cannot count on this for two reasons: (1) Interest rates have been rising over the past twelve months and, historically, the stock market has a difficult time continuing to rise as interest rates rise; (2) The 1995-through-1996 period was only the eighth time since 1900 that a two-year period produced back-to-back 20% returns in the Dow Jones Industrial Average. Unfortunately, in the following year after such a strong two-year bull run, the market produced a positive rate of return only one time -- in 1956. We continue to hedge the portfolio with index put options in the event the market does experience weakness.

On behalf of the staff at Gateway, we thank you for your support and confidence.

Sincerely,


/s/ J. Patrick Rogers, CFA

J. Patrick Rogers, CFA
Co-Portfolio Manager


/s/ Peter W. Thayer, CFA

Peter W. Thayer, CFA
Co-Portfolio Manager

================================================================================
GATEWAY MID CAP INDEX FUND

Co-Portfolio Managers' Overview
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------

                           GATEWAY MID CAP INDEX FUND
                                      1996

----------------------------------------------------------------------------------
                                   1ST QTR.    2ND QTR.    3RD QTR.    4TH QTR.
----------------------------------------------------------------------------------
  CONTRIBUTION OF STOCKS
     Performance of Stocks           5.88%       2.42%       2.51%        5.46%
     Dividends Earned                0.42        0.39        0.41         0.37
  INTEREST EARNED                    0.05        0.04        0.05         0.03
  CONTRIBUTIONS OF OPTIONS
     Effect of Options:   Calls      0.00        0.00        0.00         0.00
     Effect of Options:   Puts      (0.06)      (0.79)       0.35        (0.89)
  EFFECT OF FEES
     Fund Expenses                  (0.50)      (0.50)      (0.50)       (0.50)
     Brokerage Commissions          (0.02)      (0.01)      (0.01)       (0.02)
----------------------------------------------------------------------------------
        TOTAL RETURN                 5.77%       1.55%       2.81%        4.45%
----------------------------------------------------------------------------------



------------------------------------------------------------
                     TOP TEN HOLDINGS
                GATEWAY MID CAP INDEX FUND
                  AS OF DECEMBER 31, 1996
------------------------------------------------------------
U. S. Robotics                                     0.92%
Parametric Technology Corporation                  0.90%
Thermo Electron Corporation                        0.87%
Coca-Cola Enterprises, Inc.                        0.85%
HEALTHSOUTH Rehabilitation Corp.                   0.84%
Cardinal Health, Inc.                              0.83%
AFLAC Incorporated                                 0.82%
Charles Schwab Corporation                         0.81%
Franklin Resources, Inc.                           0.76%
State Street Boston Corporation                    0.72%
------------------------------------------------------------


================================================================================
GATEWAY SMALL CAP INDEX FUND

Co-Portfolio Managers' Overview
--------------------------------------------------------------------------------

                          GATEWAY SMALL CAP INDEX FUND
                                      1996

----------------------------------------------------------------------------------
                                   1ST QTR.    2ND QTR.    3RD QTR.    4TH QTR.
----------------------------------------------------------------------------------
  CONTRIBUTION OF STOCKS
     Performance of Stocks           5.46%       3.92%       1.65%        6.48%
     Dividends Earned                0.38        0.35        0.34         0.32
  INTEREST EARNED                    0.02        0.04        0.06         0.04
  CONTRIBUTIONS OF OPTIONS
     Effect of Options:   Calls      0.00        0.00        0.00         0.00
     Effect of Options:   Puts      (0.09)      (0.71)       0.32        (0.88)
  EFFECT OF FEES
     Fund Expenses                  (0.41)      (0.37)      (0.36)       (0.36)
     Brokerage Commissions          (0.02)      (0.05)      (0.01)       (0.02)
----------------------------------------------------------------------------------
        TOTAL RETURN                 5.34%       3.18%       2.00%        5.58%
----------------------------------------------------------------------------------



----------------------------------------------------------
                    TOP TEN HOLDINGS
              GATEWAY SMALL CAP INDEX FUND
                 AS OF DECEMBER 31, 1996
----------------------------------------------------------
Western Digital Corp.                           1.40%
Rowan Companies, Inc.                           1.10%
Jones Apparel Group Inc.                        1.09%
Noram Energy Corp.                              1.08%
Standard Federal Bank                           1.04%
Interstate Bakeries Corporation                 1.04%
BJ Services Company                             1.03%
Smith International, Inc.                       1.02%
First American Corp. of Tennessee               1.00%
Nabors Industries, Inc.                         0.95%
----------------------------------------------------------

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                AEROSPACE & EQUIPMENT  0.92%
     200        OEA, Inc.                                                $    9,125
     200        Rohr, Inc. *                                                  4,513
     100        Sequa Corp.                                                   3,925
     500        Sundstrand Corporation                                       21,250
     200        Teleflex Incorporated                                        10,425
     200        Thiokol Corporation                                           8,925
                                                                         ----------
                                                                             58,163
                                                                         ----------
                APPAREL  0.90%
     200        Ann Taylor Stores Corp. *                                     3,488
     400        Cintas Corporation                                           23,600
     400        Jones Apparel Group Inc. *                                   14,900
     500        Warnaco Group, Inc.                                          14,781
                                                                         ----------
                                                                             56,769
                                                                         ----------
                AUTOMOBILES & PARTS  1.15%
     300        Arvin Industries, Inc.                                        7,425
     300        Federal-Mogul Corporation                                     6,600
     400        Federal Signal Corporation                                   10,325
     700        Harley Davidson, Inc.                                        32,900
     300        Modine Manufacturing Company                                  7,913
     300        Superior Industries International                             6,938
                                                                         ----------
                                                                             72,101
                                                                         ----------
                BUILDING MATERIALS & CONSTRUCTION  0.27%
     300        Granite Construction, Inc.                                    5,850
     200        Jacobs Engineering Group Inc. *                               4,725
     200        Southdown Incorporated                                        6,225
                                                                         ----------
                                                                             16,800
                                                                         ----------
                BUSINESS SERVICES & SUPPLIES  3.05%
     450        Comdisco, Inc.                                               14,288
   1,300        Equifax Inc.                                                 39,731
     300        Healthcare COMPARE Corp. *                                   12,750
     305        Information Resources, Inc. *                                 4,308
     400        Kelly Services, Inc.                                         10,975
     700        Manpower Inc.                                                22,750
     700        Medaphis Corp. *                                              7,831
     500        Ogden Corp.                                                   9,375
     600        Olsten Corp.                                                  9,075
     675        Paychex, Inc.                                                34,720


  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                BUSINESS SERVICES & SUPPLIES - Continued
     400        Pittston Brinks Group                                    $   10,775
     300        Rollins, Inc.                                                 5,981
     500        Sotheby's Holdings, Inc.                                      9,281
                                                                         ----------
                                                                            191,840
                                                                         ----------
                CHEMICALS  3.33%
     600        Airgas Inc. *                                                13,200
     600        Albemarle Corp.                                              10,913
     200        Betzdearborn Inc.                                            11,675
     600        Cabot Corporation                                            15,038
     500        Crompton & Knowles                                            9,563
     200        Dexter Corp.                                                  6,375
   1,100        Ethyl Corp.                                                  10,519
     300        Ferro Corporation                                             8,531
     100        Fuller (H. B.) Company                                        4,650
     400        Georgia Gulf Corp.                                           10,750
     800        IMC Global, Inc.                                             31,300
     400        Lawter International, Inc.                                    5,025
     300        Loctite Corporation                                          18,281
     500        Lubrizol Corporation                                         15,469
     200        Minerals Technologies, Inc.                                   8,200
     400        Olin Corporation                                             15,050
     400        Schulman (A.), Inc.                                           9,850
     300        Wellman, Inc.                                                 5,138
                                                                         ----------
                                                                            209,527
                                                                         ----------
                COMPUTER SOFTWARE & PERIPHERALS  5.32%
     600        Adobe Systems, Inc.                                          22,463
     700        America Online Inc. *                                        18,813
     900        BMC Software, Inc. *                                         37,406
     700        Cadence Design Systems, Inc. *                               27,825
     400        Compuware Corporation *                                      20,050
     400        Electronic Arts Inc. *                                       11,975
     200        Exabyte Corporation *                                         2,688
     400        FIserv, Inc. *                                               14,775
     400        GTECH Holdings *                                             12,775
   1,400        Informix Corporation *                                       28,613
     500        Mentor Graphics Corporation *                                 4,906
   1,100        Parametric Technology Corporation *                          56,581




5                  See accompanying notes to financial statements

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                COMPUTER SOFTWARE & PERIPHERALS - Continued
     200        Policy Management Systems Corp. *                        $    9,225
     677        Sterling Commerce *                                          23,780
     504        Storage Technology Corporation *                             24,003
     300        Structural Dynamics Research Corporation *                    5,944
     300        Symantec Corp. *                                              4,369
     200        Symbol Technologies, Inc. *                                   8,863
                                                                         ----------
                                                                            335,054
                                                                         ----------
                ELECTRONICS & COMPUTERS  8.90%
   1,200        ADC Telecommunications, Inc. *                               37,350
     400        Altera Corporation *                                         29,075
     900        American Power Conversion Corp. *                            24,581
   1,025        Analog Devices, Inc. *                                       34,722
     400        Arrow Electronics, Inc. *                                    21,350
     321        AST Research Inc. *                                           1,374
     800        Atmel Corp. *                                                26,600
     400        Avnet, Inc.                                                  23,300
     600        Cirrus Logic, Inc. *                                          9,263
     800        Cypress Semiconductor Corporation *                          11,350
     600        Hubbell Inc.                                                 25,913
     400        Imation Corp. *                                              11,275
     700        Integrated Device Technology *                                9,581
     700        Linear Technology Corporation                                30,713
     400        Litton Industries, Inc. *                                    18,975
     200        MagneTek, Inc. *                                              2,588
     500        Maxim Integrated Products *                                  21,656
     850        Molex Incorporated                                           33,256
     500        Nellcor, Inc. *                                              10,875
     400        Octel Communications Corp. *                                  6,950
     400        Quantum Corporation *                                        11,400
     700        Sensormatic Electronics Corporation                          11,769
     400        Sequent Computer Systems, Inc. *                              7,075
     500        Solectron Corp. *                                            26,563
     200        Stratus Computer, Inc. *                                      5,438
     800        U. S. Robotics *                                             57,605
     300        Varian Associates, Inc.                                      15,281
     525        Vishay Intertechnology, Inc. *                               12,141
     600        Xilinx, Inc. *                                               22,088
                                                                         ----------
                                                                            560,107
                                                                         ----------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                ENERGY  7.05%
     500        Anadarko Petroleum Corporation                           $   32,375
     800        Apache Corporation                                           28,300
     300        BJ Services Company *                                        15,281
     600        ENSCO International Incorporated *                           29,100
   1,600        Global Marine, Inc. *                                        32,900
     800        Lyondell Petrochemical Company                               17,600
     500        MAPCO                                                        17,031
     400        Murphy Oil Corporation                                       22,250
     800        Nabors Industries, Inc. *                                    15,350
     500        Noble Affiliates, Inc.                                       23,906
     500        Parker Drilling Company *                                     4,781
     300        Parker & Parsley Petroleum                                   11,025
     400        Quaker State Corporation                                      5,625
     400        Questar Corporation                                          14,725
   1,000        Ranger Oil Limited                                            9,938
     600        Seagull Energy Corporation *                                 13,163
     400        Smith International, Inc. *                                  17,900
     400        Tosco Corporation                                            31,700
     500        Transocean Offshore                                          31,313
     706        Ultramar Diamond Shamrock Corp.                              22,327
     400        Valero Energy Corporation                                    11,450
     300        Varco International, Inc. *                                   6,938
     453        Weatherford International, Inc. *                            13,618
     500        Witco Corporation                                            15,281
                                                                         ----------
                                                                            443,877
                                                                         ----------
                FINANCE, INSURANCE, & REAL ESTATE  14.71%
   1,200        AFLAC Incorporated                                           51,300
     500        American Financial Group, Inc.                               18,906
     400        Bancorp Hawaii, Inc.                                         16,800
   1,012        Bear Stearns Companies, Inc.                                 28,210
     600        Central Fidelity Banks, Inc.                                 15,600
     400        City National Corporation                                     8,600
     400        Crestar Financial Corporation                                29,700
     300        Dauphin Deposit Corporation                                   9,825
     600        Edwards (A. G.), Inc.                                        20,100
     500        First of America Bank Corporation                            30,031
     650        First Security Corporation                                   22,019
     600        First Tennessee National Corp.                               22,463



                See accompanying notes to financial statements                6

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                FINANCE, INSURANCE, & REAL ESTATE - Continued
     300        First Virginia Banks, Inc.                               $   14,325
     700        Firstar Corp.                                                36,706
     500        Foundation Health Corp. *                                    15,875
     700        Franklin Resources, Inc.                                     47,863
     200        Hartford Steam Boiler Inspection and Insurance Co.            9,288
     600        Healthsource, Inc. *                                          7,838
   1,100        Hibernia Corporation                                         14,506
     800        Marshall & Ilsley Corporation                                27,800
     500        Mercantile Bancorporation, Inc.                              25,688
     400        Mercantile Bankshares Corporation                            12,750
   1,000        Northern Trust Corporation                                   36,313
     700        PaineWebber Group Inc.                                       19,731
     300        PHH Corporation                                              12,863
     300        PMI Group                                                    16,613
     600        Progressive Corporation                                      40,463
     400        Provident Companies, Inc.                                    19,350
     600        Regions Financial Corp.                                      31,013
   1,600        Schwab (Charles) Corporation                                 51,100
     800        SouthTrust Corporation                                       27,900
     700        State Street Boston Corporation                              45,150
     800        Summit Bancorporation                                        34,950
   1,000        SunAmerica Inc.                                              44,313
     200        Transatlantic Holdings, Inc.                                 16,063
     500        T. Rowe Price Associates, Inc.                               21,750
     499        Value Health, Inc. *                                          9,731
     300        Wilmington Trust Corporation                                 11,925
                                                                         ----------
                                                                            925,421
                                                                         ----------
                FOOD, BEVERAGE, & TOBACCO  3.85%
   1,100        Coca-Cola Enterprises, Inc.                                  53,281
     400        Dean Foods Company                                           12,875
     500        Dole Food Company, Inc.                                      16,906
     200        Dreyer's Grand Ice Cream, Inc.                                5,925
     550        Flowers Industries, Inc.                                     11,791
   1,000        IBP, Inc.                                                    24,125
     200        International Multifoods Corp.                                3,638
     300        Lancaster Colony Corporation                                 13,725
     300        Lance, Inc.                                                   5,344
     800        McCormick & Company, Inc.                                    18,850

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                FOOD, BEVERAGE, & TOBACCO - Continued
     400        Michael Foods, Inc.                                      $    5,125
     200        Savannah Foods & Industries, Inc.                             2,713
     400        Smucker (J. M.) Company                                       7,050
   1,300        Tyson Foods, Inc.                                            44,525
     300        Universal Corporation Holding Co.                             9,638
     200        Universal Foods Corporation                                   7,025
                                                                         ----------
                                                                            242,536
                                                                         ----------
                HEALTH  7.25%
     200        Acuson Corporation *                                          4,863
     100        Advanced Technology Laboratories, Inc. *                      3,063
     300        APL Ltd.                                                      7,106
     400        Apria Healthcare Group Inc. *                                 7,475
     400        Bergen Brunswig Corporation                                  11,400
     600        Biogen, Inc. *                                               23,175
     900        Cardinal Health, Inc.                                        52,425
     400        Carter-Wallace, Inc.                                          6,225
     500        Centocor, Inc. *                                             17,906
   1,636        Chiron Corporation *                                         30,368
     100        Datascope Corp. *                                             1,975
     200        Dentsply International, Inc.                                  9,513
     100        Diagnostic Products Corporation                               2,588
     400        FHP International Corporation *                              14,800
     400        Forest Laboratories, Inc. *                                  13,050
     600        Genzyme Corporation *                                        13,088
     450        Health Care & Retirement *                                   12,881
   1,369        HEALTHSOUTH Rehabilitation Corp. *                           52,878
     415        Horizon CMS Healthcare Corp. *                                5,213
   1,100        IVAX Corporation *                                           11,344
     576        Laboratory Corporation of America *                           1,620
     400        McKesson Corp.                                               22,425
   1,200        Mylan Laboratories Inc.                                      20,175
     600        NovaCare, Inc. *                                              6,563
     300        PacifiCare Health Systems, Inc. *                            25,538
     700        Perrigo Company *                                             6,300
     200        Scherer (R. P.) Corp. *                                      10,025
   1,000        Stryker Corporation                                          29,938
     600        Vencor Inc. *                                                18,975
     300        Watson Pharmaceuticals *                                     13,481
                                                                         ----------
                                                                            456,376
                                                                         ----------


7               See accompanying notes to financial statements

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                MACHINERY & RELATED PRODUCTS  0.78%
     500        AC Nielsen Corp. *                                       $    7,594
     200        Duriron Company, Inc.                                         5,400
     200        Goulds Pumps Incorporated                                     4,600
     200        Kennametal Inc.                                               7,775
     100        Lawson Products, Inc. *                                       2,213
     200        Nordson Corporation                                          12,800
     300        Stewart & Stevenson Services, Inc.                            8,738
                                                                         ----------
                                                                             49,120
                                                                         ----------
                MINING & METALS  0.94%
     300        CalMat Co.                                                    5,644
     100        Cleveland-Cliffs, Inc.                                        4,538
     200        Donaldson Company, Inc.                                       6,700
     300        Keystone International, Inc.                                  6,000
     625        RPM, Inc.                                                    10,625
     300        Vulcan Materials Co.                                         18,263
     300        Watts Industries, Inc.                                        7,163
                                                                         ----------
                                                                             58,933
                                                                         ----------
                MISCELLANEOUS  2.35%
     700        Callaway Golf Co.                                            20,125
     900        Circus Circus Enterprises, Inc. *                            30,994
     200        GATX Corporation                                              9,700
     200        Harsco Corp.                                                 13,688
   1,100        International Game Technology                                20,006
   1,600        Mirage Resorts Incorporated *                                34,600
     100        National Presto Industries, Inc.                              3,744
     900        Viad Corp.                                                   14,794
                                                                         ----------
                                                                            147,651
                                                                         ----------
                OTHER CONSUMER DURABLES  2.17%
     400        Albany International Corp. Class A                            9,225
     700        Burlington Industries, Inc. *                                 7,613
     200        Church & Dwight Company, Inc.                                 4,575
     900        Dial Corp.                                                   13,275
     400        GenCorp, Inc.                                                 7,250
     200        Herman Miller, Inc.                                          11,288
     300        HON Industries, Inc.                                          9,938
     800        Leggett & Platt, Inc.                                        27,700
     100        NCH Corporation                                               6,025
   1,300        Shaw Industries, Inc.                                        15,356

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                OTHER CONSUMER DURABLES - Continued
     200        Stanhome Incorporated                                    $    5,288
     600        Unifi, Inc.                                                  19,313
                                                                         ----------
                                                                            136,846
                                                                         ----------
                OTHER INDUSTRIAL CYCLICALS  5.12%
     400        Alexander & Baldwin Company                                   9,925
     400        Alumax Inc.                                                  13,350
     100        Brush Wellman Inc.                                            1,638
     100        Carlisle Companies Inc.                                       6,038
   1,094        Clayton Homes, Inc.                                          14,766
     200        Cross (A. T.) Company                                         2,313
     500        Danaher Corp.                                                23,250
     450        Diebold Incorporated                                         28,238
     300        Fastenal Company                                             13,669
     400        First Brands Corporation                                     11,375
     450        Hanna (M. A.) Company                                         9,844
     100        Kaydon Corporation                                            4,700
     661        Mark IV Industries, Inc.                                     14,955
     100        MAXXAM Inc. *                                                 4,763
     300        Newport News Shipbuilding, Inc. *                             4,519
   1,300        Office Depot, Inc. *                                         23,156
   1,200        OfficeMax Inc. *                                             12,750
     300        Overseas Shipholding Group, Inc.                              5,081
     400        Sealed Air Corporation *                                     16,625
     300        Standard Register Company                                     9,731
   1,350        Staples, Inc. *                                              24,384
     200        Tecumseh Products Company                                    11,475
     600        Tidewater Inc.                                               27,150
     200        Verifone, Inc. *                                              5,900
     400        York International Corporation                               22,325
                                                                         ----------
                                                                            321,920
                                                                         ----------
                PAPER & FOREST PRODUCTS  1.82%
     300        Bowater, Inc.                                                11,269
     200        Chesapeake Corporation                                        6,313
     400        Consolidated Papers, Inc.                                    19,625
     400        Glatfelter (P. H.) Co.                                        7,225
     500        Longview Fibre Company                                        9,156
     400        Pentair, Inc.                                                12,900
     300        Rayonier Inc.                                                11,550



                See accompanying notes to financial statements                8

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - Continued
     840        Sonoco Products Company                                  $   21,735
     300        Tambrands Inc.                                               12,244
     120        Wausau Paper Mills Company                                    2,213
                                                                         ----------
                                                                            114,230
                                                                         ----------
                PRECISION INSTRUMENTS  1.47%
     300        Ametek, Inc.                                                  6,675
     300        Beckman Instruments, Inc.                                    11,475
     200        Measurex Corporation                                          4,775
     600        Teradyne, Inc. *                                             14,625
   1,325        Thermo Electron Corporation *                                54,656
                                                                         ----------
                                                                             92,206
                                                                         ----------
                RETAIL  4.67%
     600        Bed Bath and Beyond *                                        14,588
     400        Best Buy Company, Inc. *                                      4,225
     450        Claire's Stores, Inc.                                         5,878
     625        Consolidated Stores Corp. *                                  20,117
     650        Dollar General Corporation                                   20,759
     300        Duty Free International, Inc.                                 4,350
     500        Family Dollar Stores, Inc.                                   10,125
     400        Fingerhut Companies, Inc.                                     4,875
     200        Fred Meyer Inc. *                                             7,088
     400        Hancock Fabrics, Inc.                                         4,175
     400        Hannaford Brothers Company                                   13,575
     500        Heilig-Meyers Company                                         8,094
     500        Intelligent Electronics, Inc.                                 4,063
     700        Kohl's Corp. *                                               27,431
     300        Lands' End, Inc. *                                            7,913
     200        MacFrugal's Bargains-Closeouts, Inc. *                        5,200
     300        Microwarehouse Inc. *                                         3,488
     300        Nine West Group, Inc. *                                      13,913
     400        Payless ShoeSource, Inc. *                                   15,000
     600        Revco (D. S.) Inc. *                                         22,125
     600        Ruddick Corporation                                           8,363
   1,000        Service Merchandise Company Inc. *                            4,188
     300        Tiffany & Co.                                                10,988
     800        Viking Office Products *                                     21,350
     400        Vons Companies, Inc. *                                       23,950
     300        Waban Inc. *                                                  7,819
                                                                         ----------
                                                                            293,640
                                                                         ----------
  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                SERVICES  5.99%
     200        Airborne Freight Corporation                             $    4,663
     100        Alaska Air Group, Inc. *                                      2,094
     300        Arnold Industries, Inc.                                       4,725
     300        Atlantic Southeast Airlines, Inc.                             6,581
     300        Banta Corp.                                                   6,806
     300        Belo (A. H.) Corporation Class A                             10,481
     400        Bob Evans Farms, Inc.                                         5,400
     700        Brinker International, Inc. *                                11,200
     300        Buffets, Inc. *                                               2,709
     600        Calgon Carbon Corp.                                           7,313
     309        Chris-Craft Industries, Inc. *                               12,939
     400        Consolidated Freightways Inc.                                 8,875
     100        CPI Corporation                                               1,681
     600        Cracker Barrel Old Country Store, Inc.                       15,263
     100        Gibson Greetings, Inc. *                                      1,950
     400        Golden Books Family Entertainment, Inc. *                     4,400
     100        Houghton Mifflin Company                                      5,663
     405        HSN Inc. *                                                    9,568
     300        Hunt (J. B.) Transport Services, Inc.                         4,238
     500        Illinois Central Corp.                                       15,969
     200        International Dairy Queen, Inc. *                             4,038
     300        Kansas City Southern Industries, Inc.                        13,519
     400        Lee Enterprises, Incorporated                                 9,300
     300        Lone Star Steakhouse *                                        8,044
     200        Media General, Inc.                                           6,038
     700        Omnicom Group Inc.                                           32,025
     400        Outback Steakhouse, Inc. *                                   10,650
     400        Promus Hotel Corporation *                                   11,800
     800        The Reynolds and Reynolds Company                            20,750
     200        Sbarro Incorporated                                           5,100
     100        Scholastic Corp. *                                            6,688
     200        TCA Cable TV Incorporated                                     5,988
     400        Trinity Industries, Inc.                                     15,025
   1,200        USA Waste Services, Inc. *                                   38,250
     400        Wallace Computer Services, Inc.                              13,825
     100        Washington Post Company                                      33,500
                                                                         ----------
                                                                            377,058
                                                                         ----------




9             See accompanying notes to financial statements

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                STEEL & IRON  0.30%
     100        Carpenter Technology Corporation                         $    3,663
     100        Lukens Inc.                                                   2,019
     200        Oregon Steel Mills, Inc.                                      3,338
     200        Precision Castparts Corporation                               9,913
                                                                         ----------
                                                                             18,933
                                                                         ----------
                UTILITIES  14.18%
   1,100        360 Communications Company *                                 25,438
     700        AES Corp. *                                                  32,506
     500        AGL Resources Inc.                                           10,563
     400        Aliant Communications Inc.                                    6,750
   1,100        Allegheny Power System, Inc.                                 33,413
     600        American Water Works Company, Inc.                           12,413
     500        Atlantic Energy Inc.                                          8,531
     100        Black Hills Corporation                                       2,806
     400        Brooklyn Union Gas Company                                   12,025
     500        California Energy Company *                                  16,750
     200        Central Louisiana Electric Company, Inc.                      5,538
     400        Central Maine Power Company                                   4,625
     500        Century Telephone Enterprises, Inc.                          15,438
     800        CMS Energy Corporation                                       26,850
     500        COMSAT                                                       12,250
     600        Delmarva Power & Light Company                               12,188
      60        Echelon International Corporation *                             938
     500        El Paso Natural Gas Company                                  25,250
     900        Florida Progress Corporation                                 28,969
   1,400        Frontier Corp.                                               31,675
     300        Hawaiian Electric Industries, Inc.                           10,856
     300        Idaho Power Company                                           9,319
     700        Illinova Corp.                                               19,206
     300        Indiana Energy, Inc.                                          7,294
     600        IPALCO Enterprises, Inc.                                     16,313
     400        Kansas City Power & Light Company                            11,375


  Shares                            Common Stocks                             Value
-------------------------------------------------------------------------------------
                UTILITIES - Continued
     600        LG&E Energy Corp.                                        $   14,625
     600        MCN Corporation                                              17,325
     888        MidAmerican Energy Holdings Company                          14,042
     300        Minnesota Power & Light Company                               8,288
     500        Montana Power Company                                        10,656
     300        National Fuel Gas Company                                    12,375
     400        Nevada Power Company                                          8,225
     600        New England Electric System                                  20,888
     700        New York State Electric & Gas Corp.                          15,181
   2,000        NEXTEL Communications, Inc. *                                26,125
     500        NIPSCO Industries, Inc.                                      19,844
   1,200        Northeast Utilities                                          15,975
     400        Oklahoma Gas & Electric Company                              16,700
     800        Pinnacle West Capital Corporation                            25,350
     500        Portland General Corp. Holding Co.                           20,969
   1,100        Potomac Electric Power Company                               28,325
     600        Public Service Company of Colorado                           23,325
     400        Public Service Company of New Mexico                          7,850
     700        Puget Sound Power & Light Co.                                16,713
   1,000        SCANA Corporation                                            26,688
     600        Southern New England Telecommunications Corp.                23,288
     400        Southwestern Public Service Company                          14,100
   1,100        TECO Energy, Inc.                                            26,606
     500        Telephone & Data Systems, Inc.                               18,063
     400        UtiliCorp United                                             10,775
     400        Vanguard Cellular Systems, Inc. *                             6,250
     400        Washington Gas Light Company                                  9,000
   1,000        Wisconsin Energy Corporation                                 26,813
     300        WPL Holdings, Inc.                                            8,419
                                                                         ----------
                                                                            892,062
                                                                         ----------

                TOTAL COMMON STOCKS 96.49%                               $6,071,170
                (cost $4,800,065)                                        ----------


                See accompanying notes to financial statements               10

================================================================================
GATEWAY MID CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

Contracts                                                                            Value
----------------------------------------------------------------------------------------------
                PUT OPTIONS ON THE STANDARD & POOR'S 100
                   STOCK INDEX  0.31%
      86        Expiring January 17, 1997 at 670
                (cost $31,476)                                                   $      19,350
                                                                                 -------------

                REPURCHASE AGREEMENT 3.31%
                5% repurchase agreement dated December 31, 1996
                with Star Bank, N.A., due January 2, 1997
                (repurchase proceeds $208,058)
                collateralized by $225,000
                6.5% GNMA Pool #8359, maturity January 20,
                2024 (market value $227,953)                                          208,000
                                                                                 -------------

                TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 100.10%                   6,298,520

                OTHER ASSETS AND LIABILITIES, NET (0.10%)
                                                                                        (6,402)
                                                                                 -------------

                NET ASSETS 100%                                                     $6,292,118
                                                                                 =============

                *  Denotes a non-income producing security.


================================================================================
GATEWAY MID CAP INDEX FUND

Statement of Assets and Liabilities - December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $4,800,065)                    $ 6,071,170
Put options, at value (original cost $31,476)                              19,350
Repurchase agreement                                                      208,000
Dividends and interest receivable                                           6,573
Cash                                                                          818
Other assets                                                               11,234
                                                                      -----------
                                                                        6,317,145
                                                                      -----------

LIABILITIES:
Payable for fund shares redeemed                                           17,768
Other accrued expenses and liabilities                                      7,259
                                                                      -----------
                                                                           25,027
                                                                      -----------

NET ASSETS                                                            $ 6,292,118
                                                                      ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 492,351 shares outstanding
   (unlimited number of shares authorized, no par value)              $ 5,019,775
Accumulated realized gain, net                                             13,364
Unrealized appreciation, net                                            1,258,979
                                                                      -----------
                                                                      $ 6,292,118
                                                                      ===========

NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                             $12.78
                                                                          ======

11            See accompanying notes to financial statements

================================================================================
GATEWAY MID CAP INDEX FUND

Statement of Operations - For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                       $  95,116
Interest income                                                          10,156
                                                                      ---------
                                                                        105,272
                                                                      ---------
EXPENSES:
Investment advisory and management fees                                  54,410
Transfer agent and accounting fees                                       78,000
Registration fees                                                        15,246
Professional fees                                                        12,491
Custodian fees                                                           10,422
Trustees' fees                                                            7,416
Reports to shareholders                                                   6,443
Other expenses                                                            8,064
                                                                      ---------
                                                                        192,492

Fees waived under contract                                              (54,410)
Expenses reimbursed voluntarily                                         (17,578)
                                                                      ---------

Net operating expenses                                                  120,504
                                                                      ---------

NET INVESTMENT LOSS                                                     (15,232)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                           347,057
   Put options expired and closed                                       (47,892)
                                                                      ---------
                                                                        299,165
                                                                      ---------
Change in unrealized appreciation (depreciation) on investments:
   Securities                                                           571,096
   Put options                                                            1,764
                                                                      ---------
                                                                        572,860
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                       872,025
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 856,793
                                                                      =========


================================================================================
GATEWAY MID CAP INDEX FUND

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Year Ended December 31,
                                                          1996           1995
                                                      -----------    -----------
FROM OPERATIONS:
Net investment income (loss)                          $   (15,232)   $     2,708
Net realized gain on investments                          299,165        201,764
Change in unrealized appreciation (depreciation)
   of investments                                         572,860      1,077,912
                                                      -----------    -----------
Net increase in net assets resulting from
operations                                                856,793      1,282,384
                                                      -----------    -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
From net investment income                                     --        (28,380)
From net realized gains on investments                   (287,434)      (175,010)
                                                      -----------    -----------
Decrease in net assets from dividends and                                       )
distributions                                            (287,434)      (203,390
                                                      -----------    -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                               1,122,760        770,226
Net asset value of shares issued in reinvestment of
   dividends and distributions                            270,267        202,760
Payments for shares redeemed                           (1,363,697)    (2,947,026)
                                                      -----------    -----------
Net increase (decrease) in net assets from
   fund share transactions                                 29,330     (1,974,040)
                                                      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                     598,689       (895,046)

NET ASSETS:
Beginning of period                                     5,693,429      6,588,475
                                                      -----------    -----------
End of period                                         $ 6,292,118    $ 5,693,429
                                                      ===========    ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                91,308         68,899
Shares issued in reinvestment of dividends
   and distributions                                       19,564         17,473
Less shares redeemed                                     (108,756)      (283,661)
                                                      -----------    -----------

NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING                                       2,116       (197,289)
                                                      ===========    ===========


                See accompanying notes to financial statements               12

================================================================================
GATEWAY MID CAP INDEX FUND

Financial Highlights - Per share data for a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                                    Period Ended
                                                          Year Ended December 31,                   December 31,
                                          1996             1995(4)        1994           1993          1992(1)
                                       ----------       ----------     ----------     ----------     ----------
Net asset value, beginning of period       $11.61           $ 9.58         $10.16         $10.04         $10.00
                                           ------           ------         ------         ------         ------

Net investment income (loss)                (0.02)            0.03           0.08           0.11           0.03
Net gains or losses on securities            1.80             2.43          (0.60)          0.41           0.04
                                           ------           ------         ------         ------         ------

   Total from investment operations          1.78             2.46          (0.52)          0.52           0.07
                                           ------           ------         ------         ------         ------

Dividends from net investment income           --            (0.06)         (0.05)         (0.11)         (0.03)
Distributions from capital gains            (0.61)           (0.37)         (0.01)         (0.29)            --
                                           ------           ------         ------         ------         ------

   Total distributions                      (0.61)           (0.43)         (0.06)         (0.40)         (0.03)
                                           ------           ------         ------         ------         ------

Net asset value, end of period             $12.78           $11.61         $ 9.58         $10.16         $10.04
                                           ======           ======         ======         ======         ======

TOTAL RETURN                                15.33%           25.68%         (5.12%)         5.18%          0.70%(3)

Net assets, end of period (millions)       $ 6.29           $ 5.69         $ 6.59         $10.46         $10.69

Ratio of net expenses to average
   net assets (2)                            2.00%            1.98%          1.50%          1.50%          1.50%

Ratio of net investment income
   (loss) to average net assets (2)         (0.25%)           0.05%          0.59%          1.06%          1.39%


Portfolio turnover rate                        14%              18%             8%           105%             0%(3)

Average commission per share              $0.0355               --(5)          --(5)          --(5)          --(5)


(1)  The Mid Cap Index Fund commenced operations on September 30, 1992.

(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.29% in 1996 and 0.02% in 1995 had the Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than one year.

(3)  Not annualized.

(4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(5) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.


================================================================================
GATEWAY SMALL CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               AEROSPACE & EQUIPMENT  1.07%
  1,200        Kaman Corporation                                       $   15,450
  1,000        Teleflex Incorporated                                       52,125
  1,100        Thiokol Corporation                                         49,088
                                                                       ----------
                                                                          116,663
                                                                       ----------
               APPAREL  2.14%
  1,200        Brown Group, Inc.                                           21,975
  3,200        Jones Apparel Group Inc. *                                 119,200
  1,500        Kellwood Company                                            29,813
  2,100        Westpoint Stevens, Inc. *                                   62,475
                                                                       ----------
                                                                          233,463
                                                                       ----------
               AUTOMOBILES & PARTS  1.68%
  1,400        Arvin Industries, Inc.                                      34,650
  1,100        Clarcor Inc.                                                24,338
  2,300        Federal-Mogul Corporation                                   50,600
  1,200        Standard Products Co.                                       30,450
  1,900        Superior Industries International                           43,938
                                                                       ----------
                                                                          183,976
                                                                       ----------
               BUILDING MATERIALS & CONSTRUCTION  2.18%
  1,800        Centex Corporation                                          67,613
  2,300        Kaufman and Broad Home Corp.                                29,469
  2,100        Lennar Corporation                                          57,225
  1,700        Pulte Corporation                                           52,275
  1,000        Southdown Incorporated                                      31,125
                                                                       ----------
                                                                          237,707
                                                                       ----------
               BUSINESS SERVICES & SUPPLIES  3.81%
  1,500        AMRESCO Inc.                                                39,938
  3,150        Comdisco, Inc.                                             100,013
  1,900        Coventry Corp. *                                            17,813
  1,800        Employee Solutions, Inc. *                                  36,900
  1,927        Information Resources, Inc. *                               27,219
  2,600        Pittston Brinks Group                                       70,038
  1,100        Profit Recovery Group International *                       17,394
  2,300        Rollins, Inc.                                               45,856
  3,300        Sotheby's Holdings, Inc.                                    61,256
                                                                       ----------


13           See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               CHEMICALS  1.21%
    600        Chemed Corporation                                      $   21,863
    800        Fuller (H. B.) Company                                      37,200
  2,800        Lawter International, Inc.                                  35,175
    800        Petrolite Corporation                                       37,600
                                                                       ----------
                                                                          131,838
                                                                       ----------
               COMPUTER SOFTWARE & PERIPHERALS  6.92%
  1,900        Cerner Corp. *                                              29,213
  3,600        Computervision Corp. *                                      33,075
  1,500        Exabyte Corporation *                                       20,156
  1,400        FTP Software Inc. *                                          8,488
    900        Global Village Communications *                              2,897
  2,000        Macromedia Inc. *                                           36,250
  1,400        Medic Computer System Inc. *                                56,438
  2,500        NetManage Inc. *                                            15,078
  2,800        Network General Corp. *                                     84,525
  2,200        PSINet Inc. *                                               24,200
  1,800        Quarterdeck Corporation *                                    7,481
  2,600        S3, Incorporated *                                          42,413
  1,400        Shared Medical Systems Corporation                          68,950
  2,000        Structural Dynamics Research Corporation *                  39,625
  3,100        Symantec Corp. *                                            45,144
  1,400        Symbol Technologies, Inc. *                                 62,038
  2,700        Western Digital Corp. *                                    153,192
  1,200        Xircom Inc. *                                               26,250
                                                                       ----------
                                                                          755,413
                                                                       ----------
               ELECTRONICS & COMPUTERS  6.56%
  1,848        AST Research Inc. *                                          7,912
  2,700        Aura Systems Inc. *                                          5,948
  1,650        Baldor Electric Company                                     40,734
  1,100        Cyrix Corporation *                                         19,663
  2,600        DSP Communications Inc. *                                   50,213
  2,000        ESS Technology Inc. *                                       56,250
  3,600        Geotek Communications, Inc. *                               25,875
  1,500        IMP Inc. *                                                   3,352
  2,400        Kemet Corp. *                                               55,350
  1,200        Lattice Semiconductor *                                     55,050



 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               ELECTRONICS & COMPUTERS - Continued
  2,300        Oak Technology, Inc. *                                  $   26,019
  3,000        Octel Communications Corp. *                                52,125
  3,300        Quantum Corporation *                                       94,050
  1,800        SCI Systems, Inc. *                                         80,550
  2,200        Sequent Computer Systems, Inc. *                            38,913
  1,800        Tencor Instruments *                                        47,588
  2,400        VLSI Technology, Inc. *                                     57,000
                                                                       ----------
                                                                          716,592
                                                                       ----------
               ENERGY  8.49%
  2,200        BJ Services Company *                                      112,063
  2,700        Marine Drilling Companies Inc. *                            53,156
  7,700        Noram Energy Corp.                                         118,388
  5,400        Nabors Industries, Inc. *                                  103,613
  1,600        ONEOK Inc.                                                  48,100
  1,900        Pogo Producing Company                                      89,538
  2,200        Quaker State Corporation                                    30,938
  5,300        Rowan Companies, Inc. *                                    120,244
  3,800        Seagull Energy Corporation *                                83,363
  2,500        Smith International, Inc. *                                111,875
  1,800        Southwestern Energy Company                                 27,113
  1,500        Southwest Gas Corporation                                   28,781
                                                                       ----------
                                                                          927,172
                                                                       ----------
               FINANCE, INSURANCE, & REAL ESTATE  19.74%
  3,200        20th Century Industries                                     54,000
    900        Alex. Brown & Sons Incorporated                             65,194
  1,200        American Bankers Insurance Group, Inc.                      61,200
  1,600        Americredit Corp. *                                         32,700
  1,400        Astoria Financial Corp.                                     51,713
  3,100        California Federal Bank, F.S.B. *                           76,144
  4,300        Catellus Development Corporation *                          48,913
  2,800        City National Corporation                                   60,200
  1,100        Coast Savings Financial, Inc. *                             40,288
  1,200        Collective Bancorp, Inc.                                    42,150
  2,400        Compass Bancshares Inc.                                     95,850
  2,600        Credit Acceptance Corp. *                                   60,775
  1,800        Dauphin Deposit Corporation                                 58,950



                See accompanying notes to financial statements                14

================================================================================
GATEWAY SMALL CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               FINANCE, INSURANCE, & REAL ESTATE - Continued
  1,900        First American Corp. of Tennessee                       $  109,725
  2,400        First Commerce Corp. of Louisiana                           93,000
    600        Foremost Corporation of America                             36,000
  2,800        Glendale Federal Bank *                                     64,925
    900        Great Financial Corp.                                       26,325
  1,100        Integon Corporation                                         19,594
  1,600        John Alden Financial Corp.                                  29,500
  1,200        Liberty Corporation                                         47,100
    800        Life Re Corporation                                         30,800
  1,700        Long Island Bancorp, Inc.                                   59,500
  1,700        Magna Group, Inc.                                           50,150
  2,800        Mid Atlantic Medical Services *                             37,275
  1,100        NAC Re Corporation                                          37,125
  1,700        Olympic Financial Ltd. *                                    24,438
    900        Onbancorp, Inc.                                             33,525
  2,300        Peoples Bank Bridgeport                                     65,981
  2,000        PHH Corporation                                             85,750
  7,300        Reliance Group Holdings Inc.                                66,156
  1,900        Riggs National Corp.                                        32,894
  2,600        Rollins Truck Leasing Corp.                                 32,500
  2,600        Roosevelt Financial Group                                   54,275
  2,700        Sovereign Bancorp Inc.                                      35,269
  2,000        Standard Federal Bank                                      113,875
  1,800        United Companies Financial Corp.                            47,925
  2,094        Valley National Bancorp                                     53,921
    800        Washington National Corporation                             21,900
  3,600        Western National Corp.                                      68,850
  1,100        Zenith National Insurance Corp.                             30,250
                                                                       ----------
                                                                        2,156,605
                                                                       ----------
               FOOD, BEVERAGE, & TOBACCO  3.19%
  3,400        Chiquita Brands International                               43,563
    900        Dreyer's Grand Ice Cream, Inc.                              26,663
  3,400        Flowers Industries, Inc.                                    72,888
  1,200        International Multifoods Corp.                              21,825
  2,300        Interstate Bakeries Corporation                            113,131
  2,100        Ralcorp Holdings Inc. *                                     44,100
   1900        Savannah Foods & Industries, Inc.                           25,769
                                                                       ----------
                                                                          347,939
                                                                       ----------

 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               HEALTH  7.13%
  1,600        Acuson Corporation *                                    $   38,900
    900        Advanced Technology Laboratories, Inc. *                    27,563
  2,400        Advanced Tissue Sciences, Inc. *                            23,175
  1,600        Alliance Pharmaceutical Corp. *                             21,800
  1,600        Ballard Medical Products                                    29,800
  2,200        Bergen Brunswig Corporation                                 62,700
  1,270        Block Drug Company Inc.                                     59,372
  1,400        Cephalon Inc. *                                             28,438
  1,700        Dentsply International, Inc.                                80,856
    900        Diagnostic Products Corporation                             23,288
  1,700        Gilead Sciences, Inc. *                                     42,394
  1,800        Haemonetics Corporation *                                   33,863
  1,800        Herbalife International Inc.                                58,613
  1,700        ICN Pharmaceuticals, Inc.                                   33,256
  1,200        Integrated Health Services                                  29,025
  1,600        Lincare Holdings, Inc. *                                    66,000
  1,700        Liposome Company Inc. *                                     32,619
  4,800        Perrigo Company *                                           43,200
  1,650        Summit Technology, Inc. *                                    9,178
  1,400        Ventritex Inc. *                                            34,213
                                                                       ----------
                                                                          778,253
                                                                       ----------
               MACHINERY & RELATED PRODUCTS  2.99%
  1,700        BW/IP, INC.                                                 28,050
  2,500        Cincinnati Milacron Inc.                                    54,531
  1,500        Gerber Scientific, Inc.                                     22,313
  2,300        Giddings & Lewis, Inc.                                      29,900
  1,300        Goulds Pumps Incorporated                                   29,900
  1,600        Kennametal Inc.                                             62,200
    700        Lawson Products, Inc. *                                     15,488
    500        Nacco Industries, Inc.                                      26,719
  1,800        Silicon Valley Group, Inc. *                                36,113
    800        Zurn Industries, Inc.                                       20,800
                                                                       ----------
                                                                          326,014
                                                                       ----------
               MINING & METALS  0.98%
  1,300        Coeur D' Alene Mines Corp.                                  19,581
  1,600        Donaldson Company, Inc.                                     53,600
  3,400        Hecla Mining Company *                                      18,913
  2,000        Pegasus Gold Inc. *                                         15,188
                                                                       ----------
                                                                          107,282
                                                                       ----------


15              See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               MISCELLANEOUS  1.44%
  1,000        Avid Technology Inc. *                                  $   10,438
  2,700        Aztar Corp. *                                               19,069
  2,500        Grand Casinos, Inc. *                                       33,750
  1,300        Kimball International, Inc.                                 53,788
  1,000        Showboat, Inc.                                              17,313
  2,000        Station Casinos Inc. *                                      22,375
                                                                       ----------
                                                                          156,733
                                                                       ----------
               OTHER CONSUMER DURABLES  2.84%
  2,800        Acclaim Entertainment *                                      9,275
  1,900        Albany International Corp.                                  43,819
  1,000        Bassett Furniture Industries, Inc.                          24,875
  2,000        Cone Mills Corporation *                                    15,750
  2,300        GenCorp, Inc.                                               41,688
  1,600        HON Industries, Inc.                                        53,000
  1,200        La-Z-Boy Incorporated                                       35,475
    500        NCH Corporation                                             30,125
  1,500        Russ Berrie and Company, Inc.                               27,000
  1,100        Stanhome Incorporated                                       29,081
                                                                       ----------
                                                                          310,088
                                                                       ----------
               OTHER INDUSTRIAL CYCLICALS  3.76%
  1,800        ACX Technologies, Inc. *                                    35,663
  1,100        Brush Wellman Inc.                                          18,013
  1,000        Carlisle Companies Incorporated                             60,375
  1,200        Cross (A. T.) Company                                       13,875
  2,200        Data General Corporation *                                  31,900
  1,000        Handy and Harman                                            17,438
    600        MAXXAM Inc. *                                               28,575
  2,100        OMI Corporation *                                           18,375
  2,300        Overseas Shipholding Group, Inc.                            38,956
  2,000        Standard Register Company                                   64,875
 11,800        Sunshine Mining Company *                                   10,694
  1,400        Verifone, Inc. *                                            41,300
  1,100        West Company Incorporated                                   31,075
                                                                       ----------
                                                                          411,114
                                                                       ----------
               PAPER & FOREST PRODUCTS  1.65%
  1,400        Chesapeake Corporation                                      44,188
  3,400        Gaylord Container Corporation *                             21,038


 Shares                            Common Stocks                            Value
-------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - Continued
  2,200        Pentair, Inc.                                           $   70,950
  2,363        Wausau Paper Mills Company                                  43,568
                                                                       ----------
                                                                          179,744
                                                                       ----------
               PRECISION INSTRUMENTS  1.45%
  2,000        Ametek, Inc.                                                44,500
  1,800        Beckman Instruments, Inc.                                   68,850
  1,200        Credence Systems Corp. *                                    23,925
    900        Measurex Corporation                                        21,488
                                                                       ----------
                                                                          158,763
                                                                       ----------
               RETAIL  3.57%
    600        Blair Corporation                                           11,513
  2,000        Cato Corporation                                            10,250
  6,600        Charming Shoppes, Inc. *                                    33,206
  1,600        The Dress Barn, Inc. *                                      24,300
  1,900        Duty Free International, Inc.                               27,550
  1,600        Eagle Hardware & Garden, Inc. *                             33,200
  1,800        Fred Meyer Inc. *                                           63,788
  1,700        Intelligent Electronics, Inc.                               13,813
  2,100        Lands' End, Inc. *                                          55,388
  1,800        MacFrugal's Bargains-Closeouts, Inc. *                      46,800
  1,400        Ross Stores, Inc.                                           69,825
                                                                       ----------
                                                                          389,633
                                                                       ----------
               SERVICES  9.38%
  1,200        Airborne Freight Corporation                                27,975
    900        Alaska Air Group, Inc. *                                    18,844
  1,800        Arnold Industries, Inc.                                     28,350
  1,800        Banta Corp.                                                 40,838
  2,500        Calgon Carbon Corp.                                         30,469
  1,906        Chris-Craft Industries, Inc. *                              79,814
  1,100        Gibson Greetings, Inc. *                                    21,450
  1,500        Golden Books Family Entertainment, Inc. *                   16,500
  3,100        Hilton Hotels Corp.                                         80,988
    800        Houghton Mifflin Company                                    45,300
  2,655        HSN Inc. *                                                  62,724
  2,600        Hunt (J. B.) Transport Services, Inc.                       36,725
  1,600        International Dairy Queen, Inc. *                           32,300
  1,500        Luby's Cafeterias, Inc.                                     30,000



                See accompanying notes to financial statements               16

================================================================================
GATEWAY SMALL CAP INDEX FUND

Portfolio of Investments - December 31, 1996
--------------------------------------------------------------------------------

 Shares                        Common Stocks                            Value
-------------------------------------------------------------------------------------
               SERVICES - Continued
    1,100      New England Business Service, Inc.                     $    23,581
    2,200      Pixar *                                                     28,738
    1,333      Pulitzer Publishing Co.                                     61,735
    1,100      Ruby Tuesday Inc.                                           20,281
    1,200      Sbarro Incorporated                                         30,600
    1,000      Shorewood Packaging Corp. *                                 19,688
    1,500      TCA Cable TV Incorporated                                   44,906
    3,600      USAIR Group Inc. *                                          84,375
    2,800      Wallace Computer Services, Inc.                             96,775
    1,900      World Color Press Inc. *                                    36,338
    1,800      Yellow Corporation *                                        26,100
                                                                      -----------
                                                                        1,025,394
                                                                      -----------
               STEEL & IRON  1.19%
    1,500      AK Steel Holding Corporation                                59,250
    1,800      Birmingham Steel Corporation                                34,088
    1,000      Carpenter Technology Corporation                            36,625
                                                                      -----------
                                                                          129,963
                                                                      -----------
               UTILITIES  4.93%
    1,000      Central Hudson Gas & Electric Corp.                         31,313
      900      CILCORP Inc.                                                32,963
    1,200      Eastern Utilities Associates                                20,775
    1,700      IES Industries, Inc.                                        50,575
    1,867      International CableTel Incorporated *                       46,792
    1,650      MDU Resources Group, Inc.                                   37,847
      900      Orange & Rockland Utilities, Inc.                           32,231
    2,600      Public Service Company of New Mexico                        51,025
    1,500      Sierra Pacific Resources Holding Co.                        43,125
      900      Southern Indiana Gas & Electric Co.                         31,163
    1,980      Tucson Electric Power Company *                             32,794
    2,100      UGI Corporation                                             46,856
      800      U. S. Long Distance Corp. *                                  6,500
    2,500      Vanguard Cellular Systems, Inc. *                           39,063
    1,700      Washington Energy Company                                   34,956
                                                                      -----------
                                                                          537,978
                                                                      -----------

               TOTAL COMMON STOCKS 98.30%                             $10,734,754
               (cost $9,338,140)                                      -----------


 Contracts                                                                             Value
-------------------------------------------------------------------------------------------------
               PUT OPTIONS ON THE STANDARD & POOR'S 100
                  STOCK INDEX  0.30%
       147     Expiring January 17, 1997 at 670                                      $    33,075
               (cost $53,802)                                                        -----------

               REPURCHASE AGREEMENT 1.82%
               5% repurchase agreement dated December
               31, 1996 with Star Bank, N.A., due January 2, 1997
               (repurchase proceeds $199,055)
               collateralized by $215,000
               6.5% GNMA Pool #8359, maturity January 20, 2024
               (market value $217,822)                                                  199,000
                                                                                     ----------


               TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 100.42%                    10,966,829


               OTHER ASSETS AND LIABILITIES, NET (0.42%)
                                                                                        (45,943)
                                                                                     ----------

               NET ASSETS 100%                                                      $10,920,886
                                                                                    ===========

               *  Denotes a non-income producing security.


17            See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND

Statement of Assets and Liabilities - December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $9,338,140)                   $10,734,754
Put options, at value (original cost $53,802)                             33,075
Repurchase agreement                                                     199,000
Dividend and interest receivable                                          11,692
Receivable for fund shares sold                                            1,250
Cash                                                                         979
Other assets                                                               8,154
                                                                     -----------
                                                                      10,988,904
                                                                     -----------

LIABILITIES:
Dividends payable to shareholders                                         51,424
Payable for fund shares redeemed                                           2,797
Other accrued expenses and liabilities                                    13,797
                                                                     -----------
                                                                          68,018
                                                                     -----------

NET ASSETS                                                           $10,920,886
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 905,235 shares
  outstanding (unlimited number of shares
  authorized, no par value)                                          $ 9,517,803

Accumulated realized gain, net                                            27,196
Unrealized appreciation, net                                           1,375,887
                                                                     -----------
                                                                     $10,920,886
                                                                     ===========

NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                             $12.06
                                                                          ======



================================================================================
GATEWAY SMALL CAP INDEX FUND

Statement of Operations - For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                     $   140,325
Interest income                                                          15,595
                                                                    -----------
                                                                        155,920
                                                                    -----------

EXPENSES:
Investment advisory and management fees                                  91,823
Transfer agent and accounting fees                                       78,000
Professional fees                                                        18,225
Reports to shareholders                                                  17,317
Registration fees                                                        15,219
Custodian fees                                                            9,434
Trustees' fees                                                            8,982
Other expenses                                                            5,559
                                                                    -----------
                                                                        244,559

Fees waived under contract                                              (91,823)
                                                                    -----------

Net operating expenses                                                  152,736
                                                                    -----------

NET INVESTMENT INCOME                                                     3,184
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                           811,112
   Put options expired and closed                                       (80,179)
                                                                    -----------
                                                                        730,933
                                                                    -----------
Change in unrealized appreciation (depreciation) on investments:
   Securities                                                           860,936
   Put options                                                            5,317
                                                                    -----------
                                                                        866,253
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                     1,597,186
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 1,600,370
                                                                    ===========


                See accompanying notes to financial statements              18

================================================================================
GATEWAY SMALL CAP INDEX FUND

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                                        1996           1995
                                                   ------------    -----------
FROM OPERATIONS:
Net investment income                              $      3,184    $     8,585
Net realized gain on investments                        730,933        498,112
Change in unrealized appreciation (depreciation)
   of investments                                       866,253      1,350,501
                                                   ------------    -----------
Net increase in net assets resulting from
operations                                            1,600,370      1,857,198
                                                   ------------    -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
From net investment income                               (3,184)        (8,585)
From net realized gains on investments                 (737,327)      (538,981)
                                                   ------------    -----------
Decrease in net assets from dividends and
distributions                                          (740,511)      (547,566)
                                                   ------------    -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                             2,678,237      1,238,323
Net asset value of shares issued in reinvestment
   of dividends and distributions                       688,952        522,299
Payments for shares redeemed                         (2,724,199)    (3,309,369)
                                                   ------------    -----------
Net increase (decrease) in net assets from
   fund share transactions                              642,990     (1,548,747)
                                                   ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                 1,502,849       (239,115)

NET ASSETS:
Beginning of period                                   9,418,037      9,657,152
                                                   ------------    -----------
End of period                                      $ 10,920,886    $ 9,418,037
                                                   ============    ===========

FUND SHARE TRANSACTIONS:
Shares sold                                             218,498        117,773
Shares issued in reinvestment of dividends
   and distributions                                     57,127         47,267
Less shares redeemed                                   (222,488)      (315,501)
                                                   ------------    -----------

NET INCREASE (DECREASE) IN
   SHARES OUTSTANDING                                    53,137       (150,461)
                                                   ============    ===========


================================================================================
GATEWAY SMALL CAP INDEX FUND

Financial Highlights - Per share data for a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                    From June 16,
                                                                                         to
                                                                                    December 31,
                                           1996             1995(4)      1994           1993(1)
                                        ----------       ----------   ----------     ----------
Net asset value, beginning of period        $11.05           $ 9.63       $10.35         $10.00
                                            ------           ------       ------         ------

Net investment income (loss)                  0.01             0.03        (0.02)          0.04
Net gains or losses on securities             1.87             2.07        (0.60)          0.61
                                            ------           ------       ------         ------

  Total from investment operations            1.88             2.10        (0.62)          0.65
                                            ------           ------       ------         ------

Dividends from net investment income         (0.01)           (0.01)          --          (0.04)
Distributions from capital gains             (0.86)           (0.67)       (0.10)         (0.26)
                                            ------           ------       ------         ------

   Total distributions                       (0.87)           (0.68)       (0.10)         (0.30)
                                            ------           ------       ------         ------

Net asset value, end of period              $12.06           $11.05       $ 9.63         $10.35
                                            ======           ======       ======         ======

TOTAL RETURN                                 17.04%           21.81%       (5.99%)         6.50%(3)

Net assets, end of period (millions)        $10.92           $ 9.42       $ 9.66         $13.00

Ratio of net expenses to average
   net assets (2)                             1.50%            1.68%        2.00%          1.92%

Ratio of net investment income (loss)
   to average net assets (2)                  0.03%            0.09%       (0.14%)         0.98%

Portfolio turnover rate                         20%              20%          39%             3%(3)

Average commission per share               $0.0371               --(5)        --(5)          --(5)

(1)  The Small Cap Index Fund commenced operations on June 16, 1993.

(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08% in 1993 had the Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than one year.

(3)  Not annualized.

(4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(5) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.


19              See accompanying notes to financial statements

================================================================================
NOTES TO FINANCIAL STATEMENTS

December 31, 1996
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Mid Cap Index Fund (Mid Cap) and Gateway Small Cap Index Fund (Small Cap), (collectively the Funds), are included in this report. The primary investment objective of both the Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund is long-term growth of capital. The Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund attempt to achieve their investment objectives primarily by investing in the 400 stocks included in the S&P MidCap 400 Index and the 250 stocks included in the Wilshire Small Cap Index, respectively, and by purchasing put or call options on an index. The financial statements of Gateway Index Plus Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Funds' significant accounting policies.

INVESTMENTS VALUATION - The Funds normally value common stocks and option contracts at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

FEDERAL INCOME TAXES - The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Funds make no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Funds to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS - The Funds require the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Funds enter into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS - During the year ended December 31, 1996, Mid Cap reclassified $13,553 from undistributed net investment income to accumulated realized gains, net. This reclassification, which had no impact on total net assets, is a result of differences in the computation of income and capital gains under GAAP and tax rules.

2.  TRANSACTIONS WITH AFFILIATES
Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Funds prior to December 15, 1995. On December 15, 1995, the advisory contracts between the Funds and GIA were terminated, and new contracts were entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contracts. The Funds pay the Adviser a monthly management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the respective fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of Small Cap's average daily net assets or 1.50% of Mid Cap's average daily net assets, the advisory contracts require the Adviser to waive some or all of its advisory fee as necessary to limit each Fund's expenses to the stated level. For 1996, the Adviser agreed to voluntarily waive some or all of its advisory fee if the Small Cap's expense ratio exceeded 1.50%. Any contractual or voluntary waiver, however, would not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the year ended December 31, 1996, the Adviser waived advisory fees of $54,410 for Mid Cap and $91,823 for Small Cap. Additionally for 1996, the

================================================================================
NOTES TO FINANCIAL STATEMENTS

December 31, 1996
--------------------------------------------------------------------------------

Adviser voluntarily reimbursed other expenses of Mid Cap as necessary to limit Mid Cap's expenses to 2.00%, and accordingly reimbursed $17,578 in expenses.

The Adviser maintains the Funds' accounting records for a monthly fee of $4,000 for each fund. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Funds reimburse the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At December 31, 1996, the Adviser held in a fiduciary capacity 59% of Mid Cap's outstanding shares, and 51% of Small Cap's outstanding shares.

3.  SECURITIES TRANSACTIONS
For the year ended December 31, 1996, purchases and proceeds from sales of common stocks are as follows:

                                                     MID CAP       SMALL CAP
                                                     -------       ---------
   Purchases of investment securities              $   801,617      $2,010,334
   Proceeds from sales of investment securities      1,089,005       2,289,778

The Funds may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in the portfolio value. The value of purchased calls increases proportionately to the value of the underlying index.

4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
Unrealized appreciation (depreciation) of common stocks at December 31, 1996, based on the cost of investments, is as follows:

                                                MID CAP       SMALL CAP
                                                -------       ---------
 Gross unrealized appreciation                 $1,711,740     $2,675,840
 Gross unrealized depreciation                   (440,635)    (1,279,226)
                                               ----------     ----------
 Net unrealized appreciation                   $1,271,105     $1,396,614
                                               ==========     ==========


================================================================================
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of The Gateway Trust:

We have audited the accompanying statements of assets and liabilities of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of The Gateway Trust as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                            Arthur Andersen LLP
January 17, 1997

================================================================================
THE GATEWAY TRUST
--------------------------------------------------------------------------------

                              Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Sevicing:
                        Gateway Investment Advisers, L.P.

                                   Auditors:
                              Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                Star Bank, N.A.
                                 Cincinnati, OH

                                   Trustees:
                              Stefen F. Brueckner
                               Kenneth A Drucker
                               Beverly S. Gordon
                                 R. S. Harrison
                                 John F. Lebor
                                 Walter G. Sall
                             William H. Schneebeck
                                Peter W. Thayer

                                   [graphic]
                               THE GATEWAY TRUST
                                 P.O. Box 5211
                           Cincinnati, OH 45201-5211
                                 (800) 354-6339
MEMBER OF
=========================
100%  NO-LOAD(TM)
      MUTUAL FUND
      COUNCIL
=========================

                                    [LOGO]
                                   Cincinnati
                                      Fund
                    P. O. Box 5211 Cincinnati, OH 45201-5211
                                 (800) 354-5525





                                    [LOGO]
                                   Cincinnati
                                      Fund




                                  Annual Report
                                      1996

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                         Highlights at December 31, 1996

                                               AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------------------------------------------
                             Past     One     Three    Five      Ten   Since Inception    Price
                            Quarter   Year    Years    Years    Years     on 11/7/94    Per Share
                            -------   ----    -----    -----    -----     ----------    ---------
   CINCINNATI FUND           6.14%   19.98%    N/A      N/A      N/A        24.74%         $15.40


   S&P 500                   8.34    22.96     19.67     15.22   15.26

   Lehman Gov't/Corp. Bond   3.06     2.91      5.79      7.18    8.38

   U. S. Inflation (CPI)     0.76     3.59      2.93      2.89    3.70

                                                  CUMULATIVE TOTAL RETURN
                                    ---------------------------------------------------

                             Past      One    Three     Five       Ten   Since Inception
                            Quarter    Year   Years    Years      Years    on 11/7/94
                            -------    ----   -----    -----      -----    ----------

   CINCINNATI FUND            6.14%   19.98%    N/A     N/A        N/A        60.88%


   S&P 500                    8.34    22.96    71.40    103.05  313.76

   Lehman Gov't/Corp. Bond    3.06     2.91    18.39     41.44  123.71

   U. S. Inflation (CPI)      0.76     3.59     9.06     15.30   43.86


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.



1  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                            Letter from the Chairman

  Dear Shareholder:

         The Cincinnati business community experienced another outstanding year in 1996. Companies in Greater Cincinnati competed successfully both in local area markets and throughout the world. Their growth in sales and profits powered further upward momentum in their stock prices. Consequently, the Cincinnati Fund achieved another excellent year.

         The growth in Cincinnati businesses is no accident. Hard work, good decision making, and a dedicated workforce have enabled Cincinnati to outpace its peers throughout the country. Portfolio manager, Patrick Rogers, has successfully steered the Cincinnati Fund right down Main Street, focusing investment attention on the region's best and brightest companies. His accompanying letter provides his insights into building the Cincinnati Fund's portfolio.

         I am especially pleased to report that the Cincinnati Fund is now listed daily in The Wall Street Journal and The Cincinnati Enquirer. Shareholders can locate it in the mutual fund section of these and other fine papers under the bold heading "Gateway."

         As the Fund continues to grow, we will strive to keep the portfolio on the performance edge of Cincinnati businesses. We are proud to be able to deliver the investment benefits of our dynamic business community to you, our shareholders.

                                                   Cordially,

                                                   /s/ Walter G. Sall

                                                   Walter G. Sall
                                                   Chairman


                                                               CINCINNATI FUND 2

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                 Portfolio Manager's Report - December 31, 1996

         We are pleased to report another strong year for the Cincinnati Fund. For the calendar year ended December 31, 1996, the Fund produced a total return of 20.0%. This includes an income dividend of $0.019 and a capital gain distribution of $0.322 per share. Since its inception on November 7, 1994, the Cincinnati Fund has delivered an average annualized total return of 24.7%.

                 Big Blue Chips Once Again Lead A Vibrant Market

         At first glance, the overall stock market appeared to have another outstanding year with the S&P 500 Stock Index gaining 23.0%. The Dow Jones Industrial Average led all the major averages in 1996 with a total return of 28.7%. But the Dow's outstanding performance was NOT representative of the entire stock market. The average stock gained far less than these major indexes whose performances were predominantly driven by relatively few large capitalization stocks. For example, the ten largest stocks in the NASDAQ composite advanced on average an astounding 75%, while the remaining 5,000+ stocks averaged only 13%. In comparison, the Russell 2000, an index recognized as a benchmark for smaller capitalization stocks, delivered a total return of 16.5% over the same time period. Clearly, larger blue chip stocks outperformed the rest of the market in 1996.

                 Cincinnati Fund's Performance Was Broadly Based

         The Cincinnati Fund enjoyed this advance made by the larger capitalization issues. Listed below are the Fund's top ten portfolio holdings as of December 31, 1996. Each of these stocks have at least a $1 billion market capitalization, with General Electric and Procter & Gamble leading the way at $162.8 billion and $73.4 billion, respectively.

----------------------------------------------------------
                    Top Ten Holdings
                 As of December 31, 1996
----------------------------------------------------------
Cincinnati Bell Inc.                              6.17%
The Kroger Co.                                    5.49%
The Procter & Gamble Company                      5.38%
Cinergy Corp.                                     5.36%
General Electric Company                          4.18%
Cincinnati Financial Corporation                  3.71%
Comair Holdings, Inc.                             3.24%
Provident Bancorp, Inc.                           2.79%
American Financial Group, Inc.                    2.65%
Fifth Third Bancorp                               2.53%
----------------------------------------------------------



3  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                 Portfolio Manager's Report - December 31, 1996

         However, the Fund's gains were not limited to only the larger companies. Sixty-one of the sixty-seven stocks that were held in the Cincinnati Fund for the entire year turned in a positive rate of return. This broad advance is indicative of the excellent economic conditions our area companies have enjoyed over the past few years. In fact, the Fund's best percentage performances during 1996 were turned in by smaller companies, as shown below.

------------------------------------------- ---------------------------
                                                  Price % Change
            Top Ten Performers                     During 1996
------------------------------------------- ---------------------------
Pomeroy Computer Resources, Inc.                       308.3%
Multi-Color Corporation                                142.1%
Frisch's Restaurants, Inc.                              84.8%
NS Group, Inc.                                          80.0%
Skyline Chili, Inc.                                     67.7%
Provident Bancorp, Inc.                                 62.8%
Jacor Communications, Inc.                              56.4%
Star Banc Corporation                                   54.4%
Omnicare, Inc.                                          43.6%
------------------------------------------- ---------------------------

         The performance of Pomeroy Computer Resources was remarkable during 1996. This Northern Kentucky firm installs and services computer hardware primarily for institutional customers. As corporations continue to commit capital to upgrade computer networks, Pomeroy has successfully obtained significant contracts to supply and design their information system needs. Their revenue growth has been phenomenal: a 60% increase from 1994 to 1995 and a 45% increase from 1995 to 1996!

         The Fund was also well rewarded from its sizable position in Cincinnati Bell. Why such enthusiasm for a local telephone company? Because it is not just a local telephone company. During 1996, over 50% of its revenue was a result of its subsidiaries, Matrixx Marketing, and Cincinnati Bell Information Systems. Services performed by these units, such as billing and customer service centers, have been growing rapidly as other telephone companies continue to outsource these functions.


                                                               CINCINNATI FUND 4

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                 Portfolio Manager's Report - December 31, 1996

                  Cincinnati Banks Are In A Class By Themselves

         From previous Cincinnati Fund reports, you know the success we have had by investing in local bank stocks. Cincinnati is unquestionably unique with three independent banks earning high national recognition for their ability to produce excellent results. During 1996, their impressive stock gains continued:

--------------------------- ----------------------
      Top Performing           Price % Change
       Bank Stocks               During 1996
--------------------------- ----------------------
Provident Bancorporation            62.8%
Star Banc Corporation               54.4%
Fifth Third Bancorp                 28.6%
--------------------------- ----------------------

         As a result of our commitment to these banks, as well as to local insurance companies, the largest industry group in the Fund at year end remains the Finance sector. A graph depicting the Fund's holdings by industry group is shown on page seven.

                           Removals From The Portfolio

         Unlike the very active merger and acquisition activity during 1995, only two significant corporate events occurred during 1996. Jacor Communications acquired Citicasters, formerly Great American Communications, which had interests in local tele-vision and radio broadcasting. Jacor has extended its dominance in the local market and has increased its market share in selected cities around the country. Since the Fund owned Citicasters at the time of the acquisition, the Fund received additional shares of Jacor which has increased the overall position compared to year-end 1995.

         After a volatile existence, Cincinnati Microwave announced the sale of the company to the privately held Bel-Tronics, a competitive manufacturer of laser/radar detectors. The Fund therefore sold its relatively small position in Cincinnati Microwave near the end of the year.


5  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                 Portfolio Manager's Report - December 31, 1996

                                Looking Into 1997

         In forming expectations on the overall stock market for 1997, it is easy to draw strong similarities between year-end 1996 and year-end 1995. In each case, the market produced one of its best years for investors, corporate earnings continued to grow, and inflation remained subdued. Since 1996 turned out to be a generally good market environment, should we expect another terrific year in 1997? We cannot count on this for two reasons: (1) Interest rates have been rising over the past twelve months and, historically, the stock market has a difficult time continuing to rise as interest rates rise; (2) The 1995-through-1996 period was only the eighth time since 1900 that a two-year period produced back-to-back 20% returns in the Dow Jones Industrial Average. Unfortunately, in the following year after such a strong two-year bull run, the market produced a positive rate of return only one time -- in 1956.

         Although we do not expect any major changes to the portfolio in 1997, our expectations are for smaller capitalization stocks to outperform the larger blue chip names. In addition, you will notice subtle changes toward stocks which appear to have greater upside potential.

         On behalf of the staff at Gateway, I thank you for your support of the Cincinnati Fund. We firmly believe the Fund offers investors a unique opportunity for long-term growth of capital for its investors.

                                                   Sincerely,

                                                   /s/ J. Patrick Rogers

                                                   J. Patrick Rogers, CFA
                                                   Portfolio Manager



                                                               CINCINNATI FUND 6

                                 Cincinnati Fund
                     Industry Weightings - December 31, 1996



Technology                   10.43%
Finance                      20.18%
Industrial Cyclicals          8.28%
Consumer Staples              8.52%
Services                     12.25%
Consumer Durables             4.69%
Retail                        8.76%
Health                        4.67%
Utilities                    12.89%
Energy                        0.98%



                             As a percentage of net assets

7 CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                  Portfolio of Investments - December 31, 1996

   Shares                                    Common Stocks                         Value
   ------                                    -------------                         -----
                     UTILITIES  12.89%
    2,800            AT&T                                                    $   121,625
    9,000            Cincinnati Bell Inc.                                        554,625
   14,400            Cinergy Corp.                                               481,500
                                                                               ---------
                                                                               1,157,750
                                                                               ---------
                     ENERGY  0.98%
    2,000            Ashland Oil, Inc.                                           87,875
                                                                               ---------

                     FINANCE  20.18%
    2,500            American Annuity Group, Inc.                                 35,625
    1,000            American Financial Enterprises                               28,000
    6,300            American Financial Group, Inc.                              238,219
      660            Banc One Corp.                                               28,545
    5,143            Cincinnati Financial Corporation                            333,652
    2,500            Duke Realty Investments, Inc.                                95,930
    3,623            Fifth Third Bancorp                                         227,570
      770            First Financial Bancorp                                      24,736
      924            Huntington Bancshares Incorporated                           24,428
    4,300            McDonald & Company Investments, Inc.                        149,425
    3,000            Ohio Casualty Corporation                                   107,250
      800            PNC Bank Corp.                                               30,100
    7,425            Provident Bancorp, Inc.                                     250,594
    2,100            Star Banc Corporation                                       193,069
    1,000            Suburban Bancorporation, Inc.                                15,500
      800            The Midland Company                                          30,700
                                                                               ---------
                                                                               1,813,343
                                                                               ---------
                     INDUSTRIAL CYCLICAL  8.28%
    4,000            AK Steel Holding Corporation                                158,000
      800            Champion International Corporation                           34,650
    3,700            Chemed Corporation                                          134,819
    7,000            Cincinnati Milacron Inc.                                    152,688
      300            Corning Incorporated                                         13,856
      600            International Paper                                          24,263
    7,500            LSI Industries Inc.                                         100,313
    1,500            Monsanto Company                                             58,406
    4,300            Multi-Color Corporation *                                    24,188
    6,000            NS Group, Inc. *                                             26,250
    1,500            Zaring Homes, Inc. *                                         16,406
                                                                               ---------
                                                                                 743,839
                                                                               ---------

                 See accompanying notes to financial statements


                                                               CINCINNATI FUND 8

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                  Portfolio of Investments - December 31, 1996

   Shares                                    Common Stocks                   Value
   ------                                    -------------                   -----

                     CONSUMER DURABLES  4.69%
    2,800            Cintas Corporation                                $   165,200
    4,500            Ford Motor Company                                    143,719
    1,600            General Motors Corporation                             89,300
      600            Hasbro, Inc.                                           23,325
                                                                         ---------
                                                                           421,544
                                                                         ---------
                     CONSUMER STAPLES  8.52%
      800            Avon Products, Inc.                                    45,700
    3,500            Chiquita Brands International                          44,844
    1,800            Heinz (H. J.) Company                                  64,463
    3,600            PepsiCo, Inc.                                         105,300
      300            Sara Lee Corporation                                   11,175
      300            SYSCO Corporation                                       9,788
    4,500            The Procter & Gamble Company                          483,750
                                                                         ---------
                                                                           765,020
                                                                         ---------
                     SERVICES  12.25%
   12,025            Comair Holdings, Inc.                                 290,855
    2,664            Comcast Cable Communications, Inc.                     47,453
      200            CSX Corporation                                         8,450
    1,300            Delta Air Lines, Inc.                                  92,138
    4,391            Frisch's Restaurants, Inc.                             70,254
    1,200            Gannett Co., Inc.                                      89,775
    5,300            Gibson Greetings, Inc. *                              103,350
    6,500            Jacor Communications, Inc. *                          178,344
    1,800            McDonald's Corporation                                 81,450
    3,000            Skyline Chili, Inc.                                    19,125
    2,300            The E.W. Scripps Company                               80,069
      600            Time Warner Inc.                                       22,538
      800            Wendy's International, Inc.                            16,400
                                                                         ---------
                                                                         1,100,201
                                                                         ---------
                     RETAIL  8.76%
    3,800            Federated Department Stores, Inc. *                   129,675
    1,500            Mercantile Stores Company, Inc.                        74,250
    1,000            Nine West Group, Inc. *                                46,375
   10,600            The Kroger Co. *                                      492,900
    1,400            Winn Dixie Stores, Inc.                                44,275
                                                                         ---------
                                                                           787,475
                                                                         ---------


                 See accompanying notes to financial statements

9  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                  Portfolio of Investments - December 31, 1996

   Shares                                    Common Stocks                                       Value
   ------                                    -------------                                       -----
                     HEALTH  4.67%
    5,500            Duramed Pharmaceuticals, Inc. *                                      $     37,813
    2,600            Johnson & Johnson                                                         129,350
    4,522            Meridian Diagnostics, Inc.                                                 59,634
    6,000            Omnicare, Inc.                                                            192,750
                                                                                           -----------
                                                                                               419,547
                                                                                           -----------
                     TECHNOLOGY  10.43%
    3,800            General Electric Company                                                  375,963
      800            International Business Machines Corp.                                     120,850
    4,000            International Lottery, Inc. *                                              27,500
      300            Litton Industries, Inc. *                                                  14,231
    4,950            Pomeroy Computer Resources, Inc. *                                        180,675
   11,000            Structural Dynamics Research Corp. *                                      217,938
                                                                                           -----------
                                                                                               937,157
                                                                                           -----------
                     TOTAL COMMON STOCKS 91.65%                                              8,233,751
                     (cost $5,808,751)

                     REPURCHASE AGREEMENT 9.03%
                     5% repurchase agreement dated December 31, 1996
                     with Star Bank, N.A., due January 2, 1997
                     (repurchase proceeds $811,225)
                     collateralized by $865,000
                     6.5% GNMA Pool #8359, maturity
                     January 20, 2024
                     (market value $876,353)                                                   811,000


                     OTHER ASSETS AND LIABILITIES, NET (0.68%)                                 (60,863)
                                                                                           -----------

                     NET ASSETS 100%                                                       $ 8,983,888
                                                                                           ===========

                     * Denotes a non-income producing security.


                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 10

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                         Statement of Assets and Liabilities - December 31, 1996

   ASSETS:
   Common stocks, at value (original cost $5,808,751)                       $   8,233,751
   Repurchase agreement                                                           811,000
   Receivable for fund shares sold                                                 11,750
   Dividends receivable                                                            10,290
   Cash                                                                               595
   Other assets                                                                     5,127
                                                                            -------------
                                                                                9,072,513
                                                                            -------------

   LIABILITIES:
   Dividends payable to shareholders                                               76,528
   Other accrued expenses and liabilities                                          12,097
                                                                            -------------
                                                                                   88,625
                                                                            -------------

   NET ASSETS                                                               $   8,983,888
                                                                            =============

   NET ASSETS CONSIST OF:
   Paid-in capital applicable to 583,476 shares outstanding
      (unlimited number of shares authorized, no par value)                 $   6,557,060
   Accumulated realized gain, net                                                   1,828
   Unrealized appreciation, net                                                 2,425,000
                                                                            -------------
                                                                            $   8,983,888
                                                                            =============

   NET ASSET VALUE, OFFERING, AND REDEMPTION
      PRICE PER SHARE                                                             $15.40
                                                                                  ======


                 See accompanying notes to financial statements

11  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                             Statement of Operations
                        For Year Ended December 31, 1996

   INVESTMENT INCOME:
   Dividend income                                                  $       123,630
   Interest income                                                           35,809
                                                                    ---------------
                                                                            159,439
                                                                    ---------------

   EXPENSES:
   Investment advisory and management fees                                   37,585
   Transfer agent and accounting fees                                        78,000
   Reports to shareholders                                                   22,823
   Professional fees                                                         15,331
   Custodian fees                                                             8,076
   Trustees' fees                                                             7,889
   Registration fees                                                          3,378
   Other expenses                                                             3,153
                                                                    ---------------
                                                                            176,235

   Fees waived under contract                                               (26,264)
                                                                    ---------------

   Net operating expenses                                                   149,971
                                                                    ---------------

   NET INVESTMENT INCOME                                                      9,468
                                                                    ---------------

   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gains                                                       186,554
   Change in net unrealized appreciation                                  1,172,645
                                                                    ---------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        1,359,199
                                                                    ---------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     1,368,667
                                                                    ===============


                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 12

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                       Statements of Changes in Net Assets

                                                                      Year Ended December 31,
                                                                     1996           1995
                                                                  ------------   ------------

   FROM OPERATIONS:
Net investment income                                             $     9,468    $    21,591
Net realized gain on investments                                      186,554         96,868
Change in unrealized appreciation (depreciation) of investments     1,172,645      1,284,165
                                                                  -----------    -----------
Net increase in net assets resulting from operations                1,368,667      1,402,624
                                                                  -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                             (9,468)       (31,594)
From net realized gain on investments                                (186,592)       (95,002)
                                                                  -----------    -----------
Decrease in net assets from dividends and distributions              (196,060)      (126,596)
                                                                  -----------    -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                           2,588,482      1,642,766
Net asset value of shares issued in reinvestment of
   dividends and distributions                                        119,474        123,748
Payments for shares redeemed                                         (773,533)      (390,897)
                                                                  -----------    -----------
Net increase in net assets from fund share transactions             1,934,423      1,375,617
                                                                  -----------    -----------

NET INCREASE IN NET ASSETS                                          3,107,030      2,651,645

NET ASSETS:
Beginning of period                                                 5,876,858      3,225,213
                                                                  -----------    -----------
End of period                                                     $ 8,983,888    $ 5,876,858
                                                                  ===========    ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                           181,494        144,900
Shares issued in reinvestment of dividends and distributions            7,758          9,432
Less shares redeemed                                                  (53,864)       (31,771)
                                                                  -----------    -----------

NET INCREASE IN SHARES OUTSTANDING                                    135,388        122,561
                                                                  ===========    ===========


                 See accompanying notes to financial statements

13  Cincinnati Fund

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------

                              Financial Highlights

          Per share data for a share outstanding throughout each period

                                                                                       For the Period From
                                                          Year Ended December 31,      November 7, 1994 to
                                                             1996        1995(4)         December 31, 1994
                                                             ----        -------         -----------------
   Net asset value, beginning of period                     $13.12        $  9.91             $10.00
                                                            ------         ------            -------

   Net investment income                                      0.02                              0.03
                                                                             0.04
   Net gains (losses) on securities                           2.60           3.46              (0.12)
                                                            ------         ------            -------

     Total from investment operations                         2.62           3.50              (0.09)
                                                            ------         ------            -------

   Dividends from net investment income                      (0.02)         (0.07)              0.00
   Distributions from capital gains                          (0.32)         (0.22)              0.00
                                                            ------         ------            -------

     Total distributions                                     (0.34)         (0.29)              0.00
                                                            ------         ------            -------

   Net asset value, end of period                           $15.40         $13.12            $  9.91
                                                            ======         =======           =======

   TOTAL RETURN                                              19.98%         35.31%             (0.90%)(2)

   Net assets, end of period (millions)                      $8.98          $5.88              $3.23

   Ratio of net expenses to average net assets                2.00%          1.98% (1)          1.96%(1)

   Ratio of net investment income to average net              0.13%          0.46% (1)          2.24%(1)
   assets

   Portfolio turnover rate                                     10%              9%                 0%(2)

   Average commission per share                           $0.0381             -- (3)              -- (3)


(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.02% in 1995 and 0.04% in 1994 had the Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than one year.

(2)  Not annualized.

(3) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

(4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.


                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 14

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                Notes to Financial Statements - December 31, 1996


  1.  SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Cincinnati Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of Gateway Index Plus Fund, Gateway Mid Cap Index Fund, and Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies.

  INVESTMENTS VALUATION - The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are re-corded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

  FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

  REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

  ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the


15  CINCINNATI FUND

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                Notes to Financial Statements - December 31, 1996


  reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  2.  TRANSACTIONS WITH AFFILIATES
  Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA was terminated and a new contract was entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. The Fund pays the Adviser a monthly management fee computed at an annual rate of 0.50% of its average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level. As a result, for the year ended December 31, 1996, the Adviser waived management fees of $26,264.

  The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

  Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

  At December 31, 1996, the Adviser held in a fiduciary capacity 13% of the outstanding shares of the Fund.

  3.  SECURITIES TRANSACTIONS
  For the year ended December 31, 1996, purchases of investment securities (excluding short-term investments) totaled $2,362,613, and proceeds from sales totaled $649,262.

  4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
  At December 31, 1996, gross unrealized appreciation of common stocks totaled $2,515,544 and gross unrealized depreciation totaled $90,544, based on the cost of investments.


                                                              CINCINNATI FUND 16

-------------------------------------------------------------------------------
                                 CINCINNATI FUND
-------------------------------------------------------------------------------
                    Report of Independent Public Accountants

  To the Shareholders and Board of Trustees of the Cincinnati Fund of The Gateway Trust:

  We have audited the accompanying statement of assets and liabilities of the Cincinnati Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolio of investments, as of December 31, 1996, and the related statement of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's manage-ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



  Cincinnati, Ohio                                       Arthur Andersen LLP
  January 17, 1997


17  CINCINNATI FUND

------------------------------------------------------------------------------
                                 CINCINNATI FUND
------------------------------------------------------------------------------
                       Professional Services and Trustees

                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                 R. S. Harrison
                                  John F. Lebor
                                 Walter G. Sall
                              William H. Schneebeck
                                 Peter W. Thayer




                                                              CINCINNATI FUND 18

                               Daily Fund Listing

         You can now find the daily closing price of the Cincinnati Fund in the mutual fund section of The Cincinnati Enquirer,
                      The Wall Street Journal, and U. S. A. Today.


                                  IRA Reminder

                           IT'S NOT TOO LATE FOR 1996!
   You still have until April 15, 1997, to make your 1996 IRA Contribution.
                        OR START YOUR 1997 IRA TODAY.
        Our Automatic Investment Program is available free of charge.
      Call shareholder services at (800) 354-5525 for appropriate forms.


                                   Flexibility

           The Cincinnati Fund is available for numerous investment options:

                                   Individuals
                                   No-Fee IRAs
                                     Trusts
                                  Pension Plans
                                 Gifts to Minors



            This report must be preceded by or accompanied by a prospectus.